As Filed With the Securities and Exchange Commission on April 30, 2001

                                                              File No. 333-03013
                                                                   811-7607
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                            ----------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                        POST-EFFECTIVE AMENDMENT NO. 14                      [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                               AMENDMENT NO. 15                              [X]

                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
               ------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                          1221 Avenue of the Americas
                           New York, New York 10020
                      -----------------------------------
              (Address of Principal Executive Offices)(Zip Code)

      Registrant's Telephone Number, including Area Code: (800) 548-7786
                                                          --------------

                              Ronald E. Robison
             Morgan Stanley Dean Witter Investment Management Inc.
                          1221 Avenue of The Americas
                              New York, NY  10020
            ------------------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:

Ronald E. Robison                               Richard W. Grant, Esq.
Morgan Stanley Dean                             Morgan, Lewis & Bockius LLP
 Witter Investment Management Inc.              1701 Market Street
1221 Avenue of The Americas                     Philadelphia, PA 19103
New York, NY  10020

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

         X   immediately upon filing pursuant to paragraph (b) of Rule 485.
        ---
             on April 30, 2001 pursuant to paragraph (b) of Rule 485.
        ___
        ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485.


        --- 75 days after filing pursuant to paragraph (a)(2) of Rule 485. ___ on [date] pursuant to paragraph (a) of Rule 485.

--------------------------------------------------------------------------------

                                            Prospectus


The Universal Institutional Funds, Inc.

 May 1, 2001

 Asian Equity Portfolio

 Long-term capital appreciation by investing
 primarily in equity securities of Asian
 issuers.
  _____________________________________________
Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Asian Equity Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Asian Equity Portfolio                     1
--------------------------------------------

Additional Risk Factors and Information    3
--------------------------------------------


Fund Management            5
----------------------------

Shareholder Information    6
----------------------------

Financial Highlights       7
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Asian Equity Portfolio
Objective
The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.

Approach

The Adviser seeks to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of issuers in Asian countries, excluding Japan. The Adviser considers a company to be Asian if its securities are traded on a recognized stock exchange in Asia, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in an Asian country or if it is organized or has a principal office in an Asian country. The Adviser employs a disciplined approach to security selection, focusing on larger companies with strong management teams, reasonable valuation and attractive growth characteristics. The Adviser evaluates top-down country risk factors and opportunities when determining position sizes and overall exposure to individual markets.

Process

The Adviser emphasizes its internal research of the leading companies as the basis for stock selection. This research process encompasses analysis of historical financial statements, identification of the potential for future earnings and cash flows, valuation of key assets, discussions with analysts to determine consensus expectations and an evaluation of the strength and depth of management. Visits with management are central to this process. Depending on the type of company, factors considered in selecting securities include price-to-sales, price-to-earnings, price-to-cash flow, price-to-book value and price-to-replacement value of assets. The Adviser combines bottom-up stock evaluation with a thorough analysis of risk factors and opportunities within individual Asian countries. The team evaluates macroeconomic and political factors when determining overall exposures within individual countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities of Asian issuers (excluding Japanese issuers).

Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets in the hope of earning superior returns and diversifying your investment portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and

                                    [GRAPH]

Performance
Commenced operations on March 3, 1997

                                 1998    -6.45
                                 1999    79.81
                                 2000   -44.38

High Quarter     4/99-6/99     41.88%
Low Quarter    10/97-12/97    -34.48%

Average Annual Total Return (for periods ended December 31, 2000)

----------------------------------------------------------------------------------------
                                                                         MSCI
                            Asian Equity                       All-Country Far East Free
                             Portfolio                              ex-Japan Index*
----------------------------------------------------------------------------------------
Past One Year                 -44.38%                                   -36.80%
----------------------------------------------------------------------------------------
Since Inception               -15.33%                                   -15.11%
----------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The Morgan Stanley Capital International All-Country Far East Free ex-Japan Index is an unmanaged index of common stocks and includes: China, Indonesia, Hong Kong, the Philippines, South Korea, Singapore, Taiwan and Thailand. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Asian Equity Portfolio (continued)

to events that affect particular issuers (news about the success or failure of a new product, for example.) As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, equity securities of Asian issuers, may underperform relative to other sectors or the overall market.

The Portfolio invests primarily in emerging market countries in Asia. Investing in Asian countries, particularly emerging markets, entails the risk that news and events unique to Asia and Asian countries will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in Asian countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to Asian markets.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Emerging Market Risks

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives, for non-hedging purposes, to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued)
Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance. Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies (together the "MSAM Group"), managed assets of approximately

$170.2 billion, including assets under fiduciary advice. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.80%
--------------------------------------
From $500 million to $1 billion  0.75%
--------------------------------------
More than $1 billion             0.70%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.20% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.20%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received no fee from the Portfolio for management services due to fee waivers. In addition, for the same period the Adviser reimbursed expenses of approximately $119,000. Portfolio Manager
The following individual has primary day-to-day portfolio management responsibility for the Portfolio:

Ashutosh Sinha, Principal

Ashutosh Sinha joined the MSAM Group in 1995. Currently, he is a member of MSAM Group's Emerging Markets Equity Group, focusing primarily on Asian markets other than Japan. Mr. Sinha graduated from the Indian Institute of Technology, Kanpur, with a degree in Electrical Engineering and received an M.B.A from the Indian Institute of Management, Calcutta. Mr. Sinha has been primarily responsible for managing the Portfolio's assets since August 1998. The portfolio manager is ultimately subject to the supervision of the Adviser's Investment Management Committee.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Fund's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                               Year Ended December 31,        Period From
                                               ---------------------------   Mar 3, 1997*
                                                 2000      1999     1998    to Dec 31, 1997
 ------------------------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period            $9.35     $5.23    $5.64        $10.00
 ------------------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income                            0.03      0.03     0.05          0.01
  Net Realized and Unrealized Gain (Loss)         (3.90)     4.14    (0.42)        (4.36)
 ------------------------------------------------------------------------------------------
  Total From Investment Operations                (3.87)     4.17    (0.37)        (4.35)
 ------------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                           (0.01)    (0.03)   (0.04)        (0.01)
  In Excess of Net Investment Income              (0.00)+   (0.02)       -             -
  Net Realized Gain                               (0.88)        -        -             -
  In Excess of Net Realized Gain                  (0.62)        -        -             -
 ------------------------------------------------------------------------------------------
  Total Distributions                             (1.51)    (0.05)   (0.04)        (0.01)
 ------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $3.97     $9.35    $5.23         $5.64
 ------------------------------------------------------------------------------------------
  Total Return                                 (44.38)%    79.81%  (6.45)%      (43.52)%
 ------------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)              $7,702   $17,118  $12,504       $12,571
  Ratio of Expenses to Average Net Assets         1.33%     1.27%    1.21%       1.35%**
  Ratio of Expenses to Average Net Assets
   Excluding Interest Expense and Foreign Tax
   Expense                                        1.20%     1.20%    1.20%       1.20%**
  Ratio of Net Investment Income to Average
   Net Assets                                     0.44%     0.32%    1.14%       0.32%**
  Portfolio Turnover Rate                          166%      190%     121%        130%
 ------------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income      $0.12     $0.19    $0.07         $0.07
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  2.97%     3.03%    2.80%       3.10%**
  Net Investment Loss to Average Net Assets     (1.20)%   (1.43)%  (0.45)%     (1.43)%**
 ------------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized

 + Amount is less than $0.01 per share.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.
For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Latin American Portfolio

 Long-term capital appreciation by investing primarily in growth-oriented equity securities of Latin American issuers.

Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Latin American Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Latin American Portfolio                   1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------

Fund Management            4
----------------------------

Shareholder Information    5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Latin American Portfolio
Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of Latin American issuers.

Approach

The Adviser seeks to maximize returns by investing in growth-oriented securities in Latin American markets. The Adviser considers a company to be Latin American if its securities are traded on a recognized stock exchange in Latin America, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in a Latin American country. or if it is organized or has a principal office in a Latin American country. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements that have strong shareholder value orientation.

Process

The Adviser allocates the Portfolio's assets among Latin American countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser invests within countries based on fundamental analysis of Latin American companies and seeks to identify companies with strong earnings growth potential. The Portfolio may concentrate in the Latin American telecommunications or financial services industries because of the relatively small size of the overall Latin American equity markets and the possibility that one or more Latin American markets may become dominated by companies engaged in these industries.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities of Latin American companies.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in Latin America in the hope of achieving superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, equity securities of Latin American issuers, may underperform relative to other sectors or the overall market. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Investing in Latin American countries entails the risk that news and events unique to a country or that region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in Latin American countries generally will be denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Portfolio's ability to concentrate its investments in the communications or financial services sectors may expose it to risks unique to those sectors. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to Latin American markets. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

There is no performance information for the Portfolio since it has not commenced operations as of the date of this Prospectus.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Emerging Market Risks

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives, for non-hedging purposes, to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.


Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (Continued) effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies, managed assets of approximately $170.2 billion. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               1.10%
--------------------------------------
From $500 million to $1 billion  1.05%
--------------------------------------
More than $1 billion             1.00%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.75% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.75%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Robert L. Meyer and Michael Perl

Robert L. Meyer, a Managing Director of MSAM, joined MSAM in 1989. Currently, he is co-head of and a Portfolio Manager in the Emerging Markets Equity Group. Mr. Meyer graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, Mr. Meyer is a Chartered Financial Analyst. Michael Perl is a Principal of MSAM. Prior to joining MSAM in 1998, he worked as a Latin American Portfolio Manager at Bankers Trust Australia from 1992 to 1998. Mr. Perl graduated from the University of New South Wales with a Bachelor of Commerce (Honors), majoring in Finance, Accounting and Taxation. Messrs. Meyer and Perl have had primary responsibility for managing the Portfolio's assets since its inception.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Emerging Markets Equity Portfolio

 Long-term capital appreciation by investing
 primarily in growth-oriented equity
 securities of issuers in emerging market
 countries.
 ____________________________________________
Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Emerging Markets Equity Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Emerging Markets Equity Portfolio          1
--------------------------------------------

Additional Risk Factors and Information    3
--------------------------------------------

Fund Management            5
----------------------------

Shareholder Information    6
----------------------------

Financial Highlights       7
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Emerging Markets Equity Portfolio

Objective
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach

The Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company management with strong shareholder value orientation.

Process

The Adviser's global strategists analyze the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser invests within countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser emphasizes thorough macroeconomic and fundamental research. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, emerging markets equity securities, may underperform relative to other sectors or the overall market.

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from


                                    [GRAPH]

Performance
Commenced operations on October 1, 1996

                                 1997    0.52
                                 1998  -24.34
                                 1999   95.68
                                 2000  -39.21

High Quarter  10/99-12/99       50.22%
Low Quarter   10/00-12/00      -21.30%

Average Annual Total Return (for periods ended December 31, 2000)

----------------------------------------------------------------------------------------------
                                  Emerging
                                   Markets                                          MSCI
                                   Equity                                     Emerging Markets
                                  Portfolio                                     Free Index*
----------------------------------------------------------------------------------------------
Past One Year                      -39.21%                                        -30.57%
----------------------------------------------------------------------------------------------
Since Inception                     -2.80%                                         -6.38%
----------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of the developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Emerging Markets Equity Portfolio (continued) and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Emerging Market Risks

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives, for non-hedging purposes, to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued)

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies, managed assets of approximately $170.2 billion. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               1.25%
--------------------------------------
From $500 million to $1 billion  1.20%
--------------------------------------
More than $1 billion             1.15%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.75% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.75%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received a fee for management services (net of fee waivers) equal to 1.09% of the Portfolio's average daily net assets.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Robert L. Meyer and Narayan Ramachandran

Robert L. Meyer, a Managing Director of MSAM, joined MSAM in 1989. Currently, he is co-head of and a Portfolio Manager in the Emerging Markets Equity Group. He graduated from Yale University with a B.A. in Economics and Political Science. Mr. Meyer received a J.D. from Harvard Law School. In addition, Mr. Meyer is a Chartered Financial Analyst. Narayan Ramachandran, a Managing Director of MSAM, joined MSAM in 1996. Currently, he is co-head of and a Portfolio Manager in the Emerging Markets Equity Group. Mr. Ramachandran holds a B.S. in Chemical Engineering from the Indian
Institute of Technology in Bombay and an M.B.A. from the University of Michigan at Ann Arbor. He is also a Chartered Financial Analyst. Mr. Meyer has assisted in managing the Portfolio's assets since its inception and assumed primary responsibility for managing the Portfolio's assets in September 1997. Mr. Ramachandran has shared primary responsibility for managing the Portfolio's assets since February 2001.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                   Year Ended December 31,              Period From
                                              --------------------------------------   Oct 1, 1996*
                                                2000      1999       1998     1997    to Dec 31, 1996
 ----------------------------------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period          $13.91     $7.11      $9.45    $9.78        $10.00
 ----------------------------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income (Loss)                   (0.08)    (0.01)      0.06     0.04          0.01
  Net Realized and Unrealized Gain (Loss)        (5.32)     6.81      (2.36)       -         (0.21)
 ----------------------------------------------------------------------------------------------------
  Total From Investment Operations               (5.40)     6.80      (2.30)    0.04         (0.20)
 ----------------------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                              -     (0.00)+    (0.04)   (0.07)        (0.02)
  Net Realized Gain                              (0.44)        -          -    (0.02)            -
  In Excess of Net Realized Gain                 (0.94)        -          -    (0.28)            -
  Paid-in Capital                                (0.04)        -          -        -             -
 ----------------------------------------------------------------------------------------------------
  Total Distributions                            (1.42)        -      (0.04)   (0.37)        (0.02)
 ----------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $7.09    $13.91      $7.11    $9.45         $9.78
 ----------------------------------------------------------------------------------------------------
  Total Return                                (39.21)%    95.68%   (24.34)%    0.52%       (2.03)%
 ----------------------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)           $161,554  $187,124    $36,313  $34,098       $11,789
  Ratio of Expenses to Average Net Assets        1.80%     1.79%      1.95%    1.80%       1.79%**
  Ratio of Expenses to Average Net Assets
   Excluding Foreign Tax Expense                 1.75%     1.75%      1.75%    1.75%       1.75%**
  Ratio of Net Investment Income (Loss) to
   Average Net Assets                          (0.81)%   (0.37)%      0.83%    0.47%       0.32%**
  Portfolio Turnover Rate                          94%      113%       100%      87%            9%
 ----------------------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income     $0.02     $0.05      $0.11    $0.17         $0.08
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 1.96%     2.62%      3.45%    4.12%       6.17%**
  Net Investment Loss to Average Net Assets    (0.96)%   (1.21)%    (0.66)%  (1.84)%     (4.06)%**
 ----------------------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized
  + Amount is less than $0.01 per share.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 International Magnum Portfolio

 Long-term capital appreciation by investing
 primarily in equity securities of non-U.S.
 issuers domiciled in EAFE countries.
  _____________________________________________
Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The International Magnum Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

International Magnum Portfolio             1
--------------------------------------------

Additional Risk Factors and Information    3
--------------------------------------------

Fund Management            5
----------------------------

Shareholder Information    6
----------------------------

Financial Highlights       7
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

International Magnum Portfolio
Objective

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

Approach

The Adviser seeks to achieve superior long-term returns by creating a portfolio of attractively valued equity securities of issuers in EAFE countries, which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. To achieve this goal, the Adviser uses a combination of strategic geographic asset allocation and fundamental stock selection.

Process

The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on a variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams and from the Adviser's Asset Allocation Group, which is made up of several of the Adviser's senior investment officers. Once allocations to Europe, Asia and Japan have been determined, overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be attractively valued. The regional specialists analyze each company's finances, products and management, typically meeting with each company's management before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). However, the Portfolio also may invest up to 5% of its assets in countries not included in the MSCI EAFE Index, including emerging market countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of non-U.S. issuers in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors or the overall market. Investing in foreign countries entails the risk that news and events unique to a


                                    [GRAPH]
Performance
Commenced operations January 2, 1997


                                 1997    7.31
                                 1998    8.97
                                 1999   25.19
                                 2000  -12.45

High Quarter  1/98- 3/98        13.97%
Low Quarter   7/98- 9/98       -16.41%

Average Annual Total Return (for periods ended December 31, 2000)

--------------------------------------------------------------------------------------------
                                International Magnum                               MSCI EAFE
                                     Portfolio                                      Index*
--------------------------------------------------------------------------------------------
Past One Year                         -12.45%                                       -14.17%
--------------------------------------------------------------------------------------------
Since Inception                         6.41%                                         7.69%
--------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The Morgan Stanley Capital International EAFE Index is an unmanaged index of common stocks of issuers located in Europe, Australasia and the Far East. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

International Magnum Portfolio (continued)

country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Emerging Market Risks

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives, for non-hedging purposes, to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.
3

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued)

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.
4

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies, managed assets of approximately $170.2 billion. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

 Assets                           Fee
----------------------------------------------------------------------------------
First $500 million               0.80%
----------------------------------------------------------------------------------
From $500 million to $1 billion  0.75%
----------------------------------------------------------------------------------
More than $1 billion             0.70%
----------------------------------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received a fee for management services (net of fee waivers) equal to 0.50% of the Portfolio's average daily net assets.
Portfolio Manager
The following individual has primary day-to-day portfolio management responsibility for the Portfolio:

Francine J. Bovich

Francine J. Bovich joined MSAM in 1993 and currently is a Managing

Director. She graduated from Connecticut College with a B.A. in Economics and received her M.B.A. in Finance from New York University. Ms. Bovich has had primary responsibility for managing the Portfolio's assets since its inception.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                               Year Ended December 31,       Period From
                                               --------------------------   Jan 2, 1997*
                                                2000      1999     1998    to Dec 31, 1997
 -----------------------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period          $13.89    $11.23   $10.38        $10.00
 -----------------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income                           0.10      0.12     0.12          0.13
  Net Realized and Unrealized Gain (Loss)        (1.81)     2.70     0.81          0.59
 -----------------------------------------------------------------------------------------
  Total From Investment Operations               (1.71)     2.82     0.93          0.72
 -----------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                          (0.01)    (0.07)   (0.04)        (0.32)
  In Excess of Net Investment Income             (0.08)    (0.03)       -             -
  Net Realized Gain                              (0.08)    (0.06)   (0.04)        (0.02)
  In Excess of Net Realized Gain                 (0.23)        -        -             -
 -----------------------------------------------------------------------------------------
  Total Distributions                            (0.40)    (0.16)   (0.08)        (0.34)
 -----------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $11.78    $13.89   $11.23        $10.38
 -----------------------------------------------------------------------------------------
  Total Return                                  (12.45)%  25.19%    8.97%         7.31%
 -----------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)            $67,588   $63,332  $44,062       $18,855
  Ratio of Expenses to Average Net Assets        1.18%     1.16%    1.15%       1.16%**
  Ratio of Expenses to Average Net Assets
   Excluding
   Interest Expense                              1.15%     1.15%      N/A       1.15%**
  Ratio of Net Investment Income to Average
   Net Assets                                    0.80%     1.10%    1.22%       1.43%**
  Portfolio Turnover Rate                          52%       59%      36%           41%
 -----------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income     $0.04     $0.05    $0.06         $0.15
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 1.48%     1.67%    1.80%       2.78%**
  Net Investment Income (Loss) to Average Net
   Assets                                        0.50%     0.59%    0.58%     (0.19)%**
 -----------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Emerging Markets Debt Portfolio

 High total return by investing primarily in
 fixed income securities of government and
 government-related issuers and, to a lesser
 extent, of corporate issuers in emerging
 market countries.
 _______________________________________________
Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Emerging Markets Debt Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Emerging Markets Debt Portfolio            1
--------------------------------------------

Additional Risk Factors and Information    3
--------------------------------------------

Fund Management          5
----------------------------

Shareholder Information    6
----------------------------

Financial Highlights       7
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Emerging Markets Debt Portfolio
Objective
The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach
The Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process

The Adviser's global allocation team analyzes the global economic environment and its impact on emerging markets. The Adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability and commitment to reform. In selecting securities, the Adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (i) spread duration; (ii) real interest rates; and (iii) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in debt securities of issuers located in emerging market countries.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets in the hope of earning superior total return. Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because lower quality fixed income securities are more volatile in price. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The Portfolio invests in many fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to


                                    [GRAPH]

Performance
Commerical operations on June 16, 1997
                                1998    -28.38
                                1999     29.37
                                2000     11.39

High Quarter  10/99-12/99       13.62%
Low Quarter    7/98- 9/98      -32.89%


Average Annual Total Return (for periods ended December 31, 2000)

----------------------------------------------------------------------------------------------
                                     Emerging
                                     Markets                                       J.P. Morgan
                                  Debt Portfolio                                   EMBG Index*
----------------------------------------------------------------------------------------------
Past One year                         11.39%                                         14.41%
----------------------------------------------------------------------------------------------
Since Inception                        1.11%                                          6.99%
----------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year by year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The J.P. Morgan Emerging Markets Bond Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobond and local market instruments for 27 emerging market countries. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Emerging Markets Debt Portfolio (continued) compensate it for the additional credit risk and market risk it has assumed. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. At times the Portfolio's market sector, emerging markets debt securities, may underperform relative to other sectors or the overall market.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified. In addition, the Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Foreign Investing
Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Short Sales

The Portfolio may sell short. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued) under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives, for non-hedging purposes, to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.
4

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management


Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies, managed assets of approximately $170.2 billion. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.80%
--------------------------------------
From $500 million to $1 billion  0.75%
--------------------------------------
More than $1 billion             0.70%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.30% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.30%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received a fee for management services (net of fee waivers) equal to 0.59% of the Portfolio's average daily net assets.
Portfolio Manager
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Stephen F. Esser, Abigail L. McKenna, Eric Baurmeister and Amer Bisat

Stephen F. Esser is a Managing Director of MSAM and has been a Portfolio Manager with Miller, Anderson & Sherrerd LLP ("MAS"), an affiliated institutional asset management company of MSAM, since 1988. Mr. Esser holds a B.S. degree (Summa Cum Laude and Phi Beta Kappa) from the University of Delaware. Abigail L. McKenna, a Principal of MSAM, joined MSAM in 1996. Ms. McKenna holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Eric Baurmeister joined MSAM in 1997 and prior to that was a portfolio manager at MIMCO. Mr. Baurmeister received a B.A. in Economics and Government from Cornell University and is a Chartered Financial Analyst. Amer Bisat joined MSAM in 1999. Prior to that he was head of European Emerging Markets Economic Research at Salomon Smith Barney from 1998 to 1999, and from 1980 to 1998 worked as a Senior Economist with the International Monetary Fund. Mr. Bisat received a B.A. in Economics from American University of Beirut and a Ph.D. in Economics and Finance from Columbia University. Mr. Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998. Messrs. Baurmeister and Bisat have shared primary responsibility for managing the Portfolio's assets since May 2001.
5

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.
6

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                               Year Ended December 31,         Period From
                                               ----------------------------   Jun 16, 1997*
                                                2000      1999       1998    to Dec 31, 1997
--------------------------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period           $6.91     $6.10      $9.67       $10.00
 -------------------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income                           0.85      0.97       0.85         0.28
  Net Realized and Unrealized Gain (Loss)        (0.06)     0.80      (3.60)       (0.22)
 -------------------------------------------------------------------------------------------
  Total From Investment Operations                0.79      1.77      (2.75)        0.06
 -------------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                          (0.79)    (0.96)     (0.82)       (0.27)
  In Excess of Net Investment Income             (0.00)+   (0.00)+        -            -
  Net Realized Gain                                  -         -          -        (0.02)
  In Excess of Net Realized Gain                     -         -          -        (0.10)
 -------------------------------------------------------------------------------------------
  Total Distributions                            (0.79)    (0.96)     (0.82)       (0.39)
 -------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $6.91     $6.91      $6.10        $9.67
 -------------------------------------------------------------------------------------------
  Total Return                                  11.39%    29.37%   (28.38)%        0.76%
 -------------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)            $53,526   $31,558    $24,932      $26,378
  Ratio of Expenses to Average Net Assets        1.40%     1.43%      1.52%      1.35%**
  Ratio of Expenses to Average Net Assets
   Excluding
   Interest Expense                              1.30%     1.30%      1.30%      1.30%**
  Ratio of Net Investment Income to Average
   Net Assets                                   13.20%    13.79%     10.94%      8.10%**
  Portfolio Turnover Rate                         469%      396%       449%         173%
 -------------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income     $0.01     $0.03      $0.04        $0.02
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 1.61%     1.78%      2.05%      2.06%**
  Net Investment Income to Average Net Assets   12.99%    13.43%     10.41%      7.39%**
 -------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
  +  Amount is less than $0.01 per share.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus
The Universal Institutional Funds, Inc.

 May 1, 2001

 Technology Portfolio

 Long-term capital appreciation by investing
 primarily in equity securities of companies
 that the investment adviser expects will
 benefit from their involvement in technology
 and technology-related industries.
  ______________________________________________
Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Technology Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management. ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Technology Portfolio                       1
--------------------------------------------

Additional Risk Factors and Information    3
--------------------------------------------

Fund Management            5
----------------------------

Shareholder Information    6
----------------------------

Financial Highlights       7
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Technology Portfolio
Objective
The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects will benefit from their involvement in technology and technology-related industries.

Approach
The Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies the Adviser believes are positioned to benefit materially from these trends.

Process

The Adviser extensively researches technology trends in order to identify industry sectors and issuers with strong prospects and leading market position. The Portfolio invests in a broad range of technology-related industries, including: computers; software and peripheral products; electronics; communications equipment and services; entertainment; multimedia; and information services. The Adviser looks to invest in issuers with strong management teams, reasonable valuation relative to growth prospects and whose competitors face sustainable barriers to market entry. The Portfolio may participate in the global technology market by investing up to 35% of its total assets in the equity or fixed income securities of foreign issuers, including those located in emerging markets. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities of companies the Adviser expects to benefit from their involvement in technology and technology-related industries.

Risks
Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of companies in the technology sector in the hope of earning superior returns. Because the Portfolio invests primarily in technology-related issuers, there is an additional risk that economic events may affect a substantial portion of the Portfolio's investments. Historically, the price of securities in this sector have tended to be volatile. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular,

                                    [GRAPH]

Performance
Commenced operations on November 30, 1999

                                 2000   -23.49%

High Quarter 01/00-03/00        31.42%
Low Quarter  10/00-12/00       -34.65%

Average Annual Total Return (for periods ended December 31, 2000)

------------------------------------------------------------------------------------------------
                                                           Nasdaq
                           Technology                     Composite                     S&P 500
                           Portfolio                       Index*+                      Index**+
------------------------------------------------------------------------------------------------
Past One Year               -23.49%                        -39.29%                       -9.12%
------------------------------------------------------------------------------------------------
Since Inception              -4.61%                        -24.19%                       -3.47%
------------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The Nasdaq Composite Index is a market capitalization-weighted index comprised of all common stocks listed on the NASDAQ stock market.

**The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation.

+An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Technology Portfolio (continued)

prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect a particular issuer (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, equity securities of technology-related issuers, may underperform relative to other sectors or the overall market.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a smaller group of investments may affect the Portfolio's performance more than if the Portfolio were diversified. The Portfolio may invest in the equity securities of any size company. While the Adviser believes that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Foreign Investing
Investing in foreign countries, particularly emerging markets, entails the risk that the news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for investments in emerging markets countries. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks

Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Initial Public Offerings

The Portfolio may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain
3

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued) requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives, for non-hedging purposes, to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.
4

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies, managed assets of approximately $170.2 billion. On December 31, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.80%
--------------------------------------
From $500 million to $1 billion  0.75%
--------------------------------------
More than $1 billion             0.70%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received a fee for management services (net of fee waivers) equal to 0.59% of the Portfolio's average daily net assets.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Alexander L. Umansky and Dennis P. Lynch

Alexander L. Umansky, a Principal of MSAM, joined MSAM in 1994. Mr. Umansky graduated from New York University's Stern School of Business with a B.S. in Computer Science and Finance. Dennis P. Lynch, a Vice President of MSAM, joined MSAM in 1998. Prior to joining MSAM, he worked as a research analyst for JP Morgan Securities from 1994 to 1996. Mr. Lynch earned a B.A. from Hamilton College in 1993 and an M.B.A. with honors from Columbia University in 1998. Mr. Umansky has shared primary responsibility for managing the Portfolio's assets since its inception. Mr. Lynch has shared primary responsibility for managing the Portfolio's assets since December 2000.
5

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.
6

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                                Period From
                                              Year Ended       Nov 30, 1999*
                                           December 31, 2000 to Dec 31, 1999++
 -----------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period           $12.38              $10.00
 -----------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income (Loss)                    (0.07)              0.00+
  Net Realized and Unrealized Gain (Loss)         (2.84)               2.41
 -----------------------------------------------------------------------------
  Total from Investment Operations                (2.91)               2.41
 -----------------------------------------------------------------------------

  Distributions

  Net Investment Income                               -               (0.03)
  In Excess of Net Realized Gain                  (0.00)+                 -
 -----------------------------------------------------------------------------
  Total Distributions                             (0.00)+             (0.03)
 -----------------------------------------------------------------------------
  Net Asset Value, End of Period                  $9.47              $12.38
 -----------------------------------------------------------------------------
  Total Return                                 (23.49)%              24.16%
 -----------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)             $57,354              $3,655
  Ratio of Net Expenses to Average Net
   Assets                                         1.15%             1.15%**
  Ratio of Net Investment Loss to Average
   Net Assets                                   (0.85)%           (0.39)%**
  Portfolio Turnover Rate                          139%                  6%
 -----------------------------------------------------------------------------

  Effect of Voluntary Expenses Limitation
   During the Period:
  Per Share Benefit to Net Investment
   Income                                         $0.02               $0.05
  Ratios Before Expenses Limitation:
  Expenses to Average Net Assets                  1.36%            12.57%**
  Net Investment Loss to Average Net
   Assets                                       (1.06)%          (11.82)%**
 -----------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized

  +  Amount is less than $0.01 per share.
 ++  Per share amounts are based on average shares outstanding.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Portfolio has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Equity Growth Portfolio

 Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Equity Growth Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Equity Growth Portfolio                    1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            3
----------------------------
Shareholder Information    4
----------------------------

Financial Highlights       5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Equity Growth Portfolio
Objective
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that exhibit strong earnings growth. The Adviser emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund.

Process

The Adviser follows a flexible investment program in looking for companies with above-average capital appreciation potential. The Adviser focuses on companies with consistent or rising earnings growth records and compelling business strategies. The Adviser continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, the Adviser closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, large-capitalization growth-oriented equity securities, may underperform relative to other sectors or the overall market.

                                    [GRAPH]

Performance
Commenced operations on January 2, 1997

                                 1997    33.05
                                 1998    19.29
                                 1999    39.45
                                 2000   -11.75

High Quarter 10/98-12/98        22.57%
Low Quarter  07/98-09/98       -15.88%

Average Annual Total Return (For periods ended December 31, 2000)

--------------------------------------------------------------------------------------------------
                                     Equity Growth                                         S&P 500
                                       Portfolio                                           Index*
--------------------------------------------------------------------------------------------------
Past One Year                           -11.75%                                            -9.12%
--------------------------------------------------------------------------------------------------
Since Inception                          18.23%                                            17.36%
--------------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Foreign Investing

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, underlying securities represented by depositary receipts generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management
[LOGO OF MORGAN STANLEY]

Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies, managed assets of approximately $170.2 billion. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.55%
--------------------------------------
From $500 million to $1 billion  0.50%
--------------------------------------
More than $1 billion             0.45%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.85% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received a fee for management services (net of fee waivers) equal to 0.48% of the Portfolio's average daily net assets.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Philip Friedman, William Auslander and Peter Dannenbaum

Philip Friedman, a Managing Director of MSAM and Morgan Stanley & Co. Incorporated, joined Morgan Stanley & Co. Incorporated in 1990 and joined MSAM in 1997. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds a Masters of Management degree from the J.L. Kellogg School of Management at Northwestern University. William Auslander, a Principal of MSAM, joined MSAM in 1995. Mr. Auslander graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Peter Dannenbaum, a Principal of MSAM and Morgan Stanley & Co. Incorporated, joined Morgan Stanley & Co. Incorporated in 1989 and joined MSAM in 1999. Mr. Dannenbaum graduated from Temple University with a B.B.A. and is a Chartered Financial Analyst. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998. Mr. Dannenbaum has shared primary responsibility for managing the Portfolio's assets since February 2001.
3

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                               Year Ended December 31,        Period From
                                              ----------------------------   Jan 2, 1997*
                                                2000      1999      1998    to Dec 31, 1997
 ------------------------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period          $20.31    $15.10    $12.74       $10.00
 ------------------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income (Loss)                   (0.02)    (0.02)     0.02         0.02
  Net Realized and Unrealized Gain (Loss)        (2.28)     5.93      2.43         3.27
 ------------------------------------------------------------------------------------------
  Total From Investment Operations               (2.30)     5.91      2.45         3.29
 ------------------------------------------------------------------------------------------
  Distributions

  Net Investment Income                              -     (0.02)        -        (0.02)
  In Excess of Net Investment Income                 -     (0.00)+       -            -
  Net Realized Gain                              (0.86)    (0.68)    (0.09)       (0.53)
  In Excess of Net Realized Gain                 (0.39)        -         -            -
 ------------------------------------------------------------------------------------------
  Total Distributions                            (1.25)    (0.70)    (0.09)       (0.55)
 ------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $16.76    $20.31    $15.10       $12.74
 ------------------------------------------------------------------------------------------
  Total Return                                (11.75)%    39.45%    19.29%       33.05%
 ------------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)           $174,430  $138,575   $56,215      $12,419
  Ratio of Expenses to Average Net Assets        0.85%     0.85%     0.85%        0.85%**
  Ratio of Net Investment Income (Loss) to
   Average Net Assets                          (0.10)%   (0.11)%     0.28%        0.41%**
  Portfolio Turnover Rate                          70%       87%      149%         172%
 ------------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income     $0.02     $0.05     $0.04        $0.07
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 0.92%     1.11%     1.31%        2.05%**
  Net Investment Loss to Average Net Assets    (0.17)%   (0.37)%   (0.18)%      (0.80)%**
 ------------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized
  + Amount is less than $0.01 per share.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001


 Active International Allocation Portfolio

 Long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the investment adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Active International Allocation Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
----------------------------------------------

Active International Allocation Portfolio    1
----------------------------------------------

Additional Risk Factors and Information      3
----------------------------------------------

Fund Management            5
----------------------------


Shareholder Information    6
----------------------------

Financial Highlights       7
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Active International Allocation Portfolio

Objective
The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

Approach

The Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/ technicals.

Process

The Adviser's Active International Allocation team analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. The Adviser views each country and sector as a unique investment opportunity and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and economic and currency outlook. The Adviser-- on an ongoing basis-- establishes the proportion or weighting for each country (e.g., overweight, underweight or neutral) relative to the MSCI EAFE Index for investment by the Portfolio. The Adviser may also choose to overweight or underweight particular sectors, such as telecommunications or banking, within each country or region. The Adviser invests the Portfolio's assets within each country and/or sector based on its assigned weighting. Within each country, the Adviser will try to match the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities. In most cases, the MSCI EAFE Index for that country will be used as the benchmark index. The Portfolio may invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in foreign countries, including emerging market countries, on a diversified basis, in the hope of earning superior returns and to diversify your portfolio. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors or the overall market.

                                    [GRAPH]

Performance
Commenced operations on September 20, 1999

                                 2000   -13.98

High Quarter 10/99-12/99        16.82%
Low Quarter  07/00-09/00        -5.20%

Average Annual Total Return (for periods ended December 31, 2000)

------------------------------------------------------------------------------------------
                             Active International
                             Allocation Portfolio                         MSCI EAFE Index*
------------------------------------------------------------------------------------------
Past One Year                      -13.98%                                    -14.17%
------------------------------------------------------------------------------------------
Since Inception                      1.00%                                     -0.08%
------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

* The Morgan Stanley Capital International EAFE Index is an unmanaged index of common stocks in Europe, Australasia and the Far East. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Active International Allocation Portfolio (continued)

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia and New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.
3

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued)

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover would cause the Portfolio to incur additional transaction costs.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies, managed assets of approximately $170.2 billion. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.80%
--------------------------------------
From $500 million to $1 billion  0.75%
--------------------------------------
More than $1 billion             0.70%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received no fee from the Portfolio for management services due to fee waivers. In addition, for the same period the Adviser reimbursed expenses of approximately $12,000. Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Ann D. Thivierge and Barton M. Biggs

Ann D. Thivierge, a Managing Director of MSAM, joined MSAM in 1986. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University. Barton M. Biggs is Chairman, a Director and a Managing Director of MSAM, and a Managing Director of Morgan Stanley & Co. Incorporated. Mr Biggs joined Morgan Stanley & Co. Incorporated in 1973 and founded MSAM in 1975. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Ms. Thivierge and Mr. Biggs have shared primary responsibility for managing the Portfolio's assets since its inception.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.
6

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                                   Period From
                                                  Year Ended     Sept 20, 1999*
                                               December 31, 2000 to Dec 31, 1999
 -------------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period               $11.74           $10.00
 -------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income                                0.10             0.02
  Net Realized and Unrealized Gain (Loss)             (1.73)            1.75
 -------------------------------------------------------------------------------
  Total from Investment Operations                    (1.63)            1.77
 -------------------------------------------------------------------------------

  Distributions

  Net Investment Income                               (0.02)           (0.03)
  In Excess of Net Investment Income                  (0.01)           (0.00)+
  Net Realized Gain                                   (0.25)               -
  In Excess of Net Realized Gain                      (0.13)               -
 -------------------------------------------------------------------------------
  Total Distributions                                 (0.41)           (0.03)
 -------------------------------------------------------------------------------
  Net Asset Value, End of Period                      $9.70           $11.74
 -------------------------------------------------------------------------------
  Total Return                                     (13.98)%           17.74%
 -------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)                 $13,699          $12,316
  Ratio of Expenses to Average Net Assets             1.15%            1.15%**
  Ratio of Net Investment Income to Average
   Net Assets                                         1.03%            0.82%**
  Portfolio Turnover Rate                               65%              19%
 -------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income          $0.08            $0.04
  Ratios Before Expenses Limitation:
  Expenses to Average Net Assets                      2.06%            2.63%**
  Net Investment income (Loss) to Average Net
   Assets                                             0.14%          (0.66)%**
 -------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized

  +  Amount is less than $0.01 per share.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Global Value Equity Portfolio

 Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S.
 issuers.

Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Global Value Equity Portfolio (the "Portfolio") (formerly known as Global Equity Portfolio) is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Global Value Equity Portfolio              1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------

Fund Management            3
----------------------------

Shareholder Information    4
----------------------------

Financial Highlights       5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Global Value Equity Portfolio

Objective
The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Approach
The Adviser seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

Process

The Adviser selects securities for investment from a universe of issuers in developed markets. The Adviser expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Adviser considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Adviser conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Adviser generally considers selling a portfolio holding when it determines that the holding reaches the Adviser's fair value target.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. In addition, at times the Portfolio's market sector, foreign and domestic equity securities, may underperform relative to other sectors or the overall market.

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

                                    [GRAPH]

Performance
Commenced operations on January 2, 1997

                                 1997    20.04
                                 1998    13.47
                                 1999     4.10
                                 2000    11.46

High Quarter 10/98-12/98        15.65%
Low Quarter   7/98- 9/98       -12.53%

Average Annual Total Return (for periods ended December 31, 2000)

------------------------------------------------------------------------------------------------
                                   Global Value
                                      Equity                                            MSCI
                                    Portfolio                                       World Index*
------------------------------------------------------------------------------------------------
Past One Year                         11.46%                                          -13.18%
------------------------------------------------------------------------------------------------
Since Inception                       12.13%                                           12.02%
------------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

* The Morgan Stanley Capital International World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific Region. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors And Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will limit its use of derivatives, for non-hedging purposes, to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Investment Discretion

In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.
2

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies (together, the "MSAM Group"), managed assets of approximately $170.2 billion.
 On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.80%
--------------------------------------
From $500 million to $1 billion  0.75%
--------------------------------------
More than $1 billion             0.70%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received a fee for management services (net of fee waivers) equal to 0.52% of the Portfolio's average daily net assets.
Portfolio Managers

Subject to the supervision of MSAM and its Investment Management Committee, each Portfolio is managed by an investment team comprised of the following individuals, each of whom is employed by a member of the MSAM Group:

Frances Campion, Managing Director and Paul Boyne, Principal

Frances Campion joined the MSAM Group in 1990. She is a graduate of University College, Dublin. Paul Boyne joined the MSAM Group in 1993. He is a graduate of University College, Dublin.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                               Year Ended December 31,      Period From
                                               -------------------------  Jan 2, 1997* to
                                                2000     1999      1998    Dec 31, 1997
 ----------------------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period          $12.88   $13.14   $11.74       $10.00
 ----------------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income                           0.18     0.14     0.10         0.08
  Net Realized and Unrealized Gain                1.27     0.38     1.48         1.92
 ----------------------------------------------------------------------------------------
  Total From Investment Operations                1.45     0.52     1.58         2.00
 ----------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                          (0.27)   (0.14)   (0.09)       (0.08)
  In Excess of Net Investment Income                 -    (0.02)       -            -
  Net Realized Gain                              (0.80)   (0.62)   (0.09)       (0.18)
  In Excess of Net Realized Gain                 (0.07)       -        -            -
 ----------------------------------------------------------------------------------------
  Total Distributions                            (1.14)   (0.78)   (0.18)       (0.26)
 ----------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $13.19   $12.88   $13.14       $11.74
 ----------------------------------------------------------------------------------------
  Total Return                                  11.46%    4.10%   13.47%       20.04%
 ----------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)            $57,664  $48,891  $43,553      $14,707
  Ratio of Expenses to Average Net Assets        1.15%    1.15%    1.15%        1.15%**
  Ratio of Net Investment Income to Average
   Net Assets                                    1.35%    1.10%    1.03%        1.24%**
  Portfolio Turnover Rate                          58%      40%      22%          20%
 ----------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income     $0.04    $0.04    $0.04        $0.09
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 1.43%    1.48%    1.63%        2.43%**
  Net Investment Income (Loss) to Average Net
   Assets                                        1.07%    0.77%    0.56%      (0.04)%**
 ----------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized
5

 .
                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where To Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus
The Universal Institutional Funds, Inc.

 May 1, 2001

 Money Market Portfolio

 To maximize current income and preserve
 capital while maintaining high levels of liquidity.

Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Money Market Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Money Market Portfolio                     1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------

Fund Management            3
----------------------------

Shareholder Information    4
----------------------------

Financial Highlights       5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Money Market Portfolio
Objective
The Portfolio seeks to maximize current income and preserve capital while maintaining high levels of liquidity.

Approach

The Adviser and Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), as investment sub-adviser, seek to maximize current income and preserve capital while maintaining liquidity by investing in money market instruments with effective maturities of 397 days or less. In selecting investments, the Adviser and MSDW Advisors seek to maintain a share price of $1.00 per share.

Process
MSDW Advisors assesses current and projected market and economic conditions, particularly interest rates. Based on this analysis and the shape of the money market yield curve, MSDW Advisors uses gradual shifts in average maturity to manage the Portfolio. MSDW Advisors selects particular money market securities that it believes offer the most attractive risk/return trade-off. Portfolio investments are primarily U.S. government and agency obligations, or corporate debt and bank obligations that pay fixed or variable rates of interest.

Risks
Investing in the Portfolio may be appropriate for you if you want to minimize the risk of loss of principal and maintain liquidity of your investment, and at the same time receive a return on your investment. The Portfolio invests only in money market instruments that the Adviser and MSDW Advisors believe present minimal credit risk. However, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


                                    [GRAPH]

Performance
Commenced operations on January 5, 1999

                                 2000     6.01

High Quarter 10/00-12/00         1.55%
Low Quarter  04/99-06/99         1.08%

Average Annual Total Return (for periods ended December 31, 2000)

------------------------------------------------------------------------------
                                                                  Money Market
                                                                   Portfolio
------------------------------------------------------------------------------
Past One Year                                                        6.01%
------------------------------------------------------------------------------
Since Inception                                                      5.36%
------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

You may obtain the current 7-day yield of the Money Market Portfolio by calling 1-800-548-7786.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Money Market Instruments

The Portfolio will invest in a diversified portfolio of high quality, short-term money market instruments. Money market instruments may include certificates of deposits, bankers' acceptances, commercial paper, U.S. Treasury securities and repurchase agreements. In selecting these investments, the Adviser and MSDW Advisors follow strict rules about credit risk, maturity and diversification of the Portfolio's investments. For example, the Portfolio's money market instruments will be rated within the two highest categories assigned by a recognized rating organization or, if not rated, are of comparable quality as determined by MSDW Advisors. In addition, these instruments will have a maximum maturity of 397 days or less.

Investment Discretion

In pursuing the Portfolio's investment objective, the Adviser and MSDW Advisors have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and MSDW Advisors may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser and Sub-Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Advisers and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies, managed assets of approximately $170.2 billion. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

MSDW Advisors, located at Two World Trade Center, New York, New York 10048, serves as investment sub-adviser for the Portfolio on a day-to-day basis. MSDW Advisors selects, buys and sells securities for the Portfolio under the supervision of the Adviser.
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.30%
--------------------------------------
From $500 million to $1 billion  0.25%
--------------------------------------
More than $1 billion             0.20%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.55% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.55%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received a fee for management services (net of fee waivers) equal to 0.18% of the Portfolio's average daily net assets.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of 12:00 noon Eastern Time on each day that the NYSE is open for business.

About Net Asset Value
The Portfolio seeks to maintain a stable NAV per share of $1.00 by valuing portfolio securities using "amortized cost." Amortized cost involves valuing a portfolio security at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. This method of valuation does not take into account any unrealized gains or losses or the impact of fluctuating interest rates on the market value of portfolio securities. While using amortized cost provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it sold the security.

Dividends and Distributions

The Portfolio declares dividends daily and distributes its net investment income, if any, at least monthly. The Portfolio makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                                   Period From
                                                  Year Ended      Jan 5, 1999*
                                               December 31, 2000 to Dec 31, 1999
 -------------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period               $1.000           $1.000
 -------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income                               0.058            0.045
 -------------------------------------------------------------------------------

  Distributions

  Net Investment Income                              (0.058)          (0.045)
 -------------------------------------------------------------------------------
  Net Asset Value, End of Period                     $1.000           $1.000
 -------------------------------------------------------------------------------
  Total Return                                        6.01%            4.63%
 -------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)                $106,978          $93,292
  Ratio of Expenses to Average Net Assets             0.55%          0.55%**
  Ratio of Net Investment Income to Average
   Net Assets                                         5.85%          4.60%**
 -------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income         $0.001           $0.002
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                      0.67%          0.77%**
  Net Investment Income to Average Net Assets         5.74%          4.38%**
 -------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized

                                               The Universal Institutional
                                               Funds, Inc.

                                               Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail; you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 U.S. Real Estate Portfolio

 Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs").

Investment Adviser
Morgan Stanley Asset Management

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The U.S. Real Estate Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Asset Management ("MSAM" or the "Adviser").

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

U.S. Real Estate Portfolio                 1
--------------------------------------------

Additional Risk Factors and Information    3
--------------------------------------------


Fund Management            4
----------------------------

Shareholder Information    5
----------------------------

Financial Highlights       6
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

U.S. Real Estate Portfolio
Objective

The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs").

Approach

The Adviser seeks a combination of current income and long-term gain by constructing a portfolio of equity securities of companies that are in the U.S. real estate business. The Adviser considers a company to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States. The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Process

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities of companies principally engaged in the U.S. real estate industry.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the U.S. real estate market in the hope of earning current income and long-term gain. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or
                                    [GRAPH]

Performance
Commenced operations on March 3, 1997

                                 1998   -10.86
                                 1999    -1.47
                                 2000    29.27

High Quarter 04/99-06/99        13.09%
Low Quarter  07/98-09/98        -8.80%

Average Annual Total Return (for periods ended December 31, 2000)

--------------------------------------------------------------------------------------------
                                U.S. Real Estate                               NAREIT Equity
                                   Portfolio                                      Index*
--------------------------------------------------------------------------------------------
Past One Year                        29.27%                                       26.36%
--------------------------------------------------------------------------------------------
Since Inception                       7.92%                                        4.53%
--------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The National Association of Real Estate Investment Trusts Equity Index is an unmanaged market weighted index of tax-qualified REITs listed on the New York and American Stock Exchanges and the NASDAQ National Market System. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

U.S. Real Estate Portfolio (continued)

industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, U.S. real estate securities, may underperform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). The Portfolio will invest primarily in equity REITs. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type.

REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions or companies. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Real Estate Investing

The Portfolio invests in companies that are mainly in the real estate business (that is, they (i) derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) have at least 50% of the fair market value of their assets invested in residential, commercial or industrial real estate). As a result, these companies (and, therefore, the Portfolio) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.
Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MSAM, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --
 securities, asset management and credit services. As of December 31, 2000, the Adviser, together with its affiliated institutional asset management companies,

managed assets of approximately $170.2 billion. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

 Assets                           Fee
--------------------------------------------------------------------------------
First $500 million               0.80%
--------------------------------------------------------------------------------
From $500 million to $1 billion  0.75%
--------------------------------------------------------------------------------
More than $1 billion             0.70%
--------------------------------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.10% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.10%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received a fee for management services (net of fee waivers) equal to 0.74% of the Portfolio's average daily net assets.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Theodore R. Bigman and Douglas A. Funke

Theodore R. Bigman, a Managing Director of MSAM, joined MSAM in 1995. Currently, he is head of the Global Real Estate Securities Group. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke, a Principal of MSAM, joined Morgan Stanley & Co. Incorporated in 1993 and MSAM in 1995. Mr. Funke graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. Mr. Bigman has shared primary responsibility for managing the Portfolio's assets since its inception. Mr. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                Year Ended December 31,       Period From
                                               ---------------------------  Mar 3, 1997* to
                                                 2000     1999      1998     Dec 31, 1997
 ------------------------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period            $9.11    $9.80    $11.41       $10.00
 ------------------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income                            0.14     0.43      0.40         0.17
  Net Realized and Unrealized Gain (Loss)          2.53    (0.59)    (1.63)        1.61
 ------------------------------------------------------------------------------------------
  Total From Investment Operations                 2.67    (0.16)    (1.23)        1.78
 ------------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                           (0.21)   (0.53)    (0.29)       (0.17)
  Net Realized Gain                               (0.06)       -     (0.09)       (0.20)
 ------------------------------------------------------------------------------------------
  Total Distributions                             (0.27)   (0.53)    (0.38)       (0.37)
 ------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $11.51    $9.11     $9.80       $11.41
 ------------------------------------------------------------------------------------------
  Total Return                                   29.27%  (1.47)%  (10.86)%       17.99%
 ------------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)            $272,915  $15,966   $15,134      $13,055
  Ratio of Expenses to Average Net Assets         1.10%    1.10%     1.10%        1.10%**
  Ratio of Net Investment Income to Average
   Net Assets                                     5.15%    5.03%     4.14%        3.14%**
  Portfolio Turnover Rate                           34%      40%      100%         114%
 ------------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income     $0.00+    $0.07     $0.06        $0.07
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  1.16%    1.90%     1.73%        2.32%**
  Net Investment Income to Average Net Assets     5.08%    4.23%     3.51%        1.92%**
 ------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized

  +  Amount is less than $0.01
6

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Mid Cap Value Portfolio

 Above-average total return over a market
 cycle of three to five years by investing in
 common stocks and other equity securities.
  _____________________________________________
Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Mid Cap Value Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Mid Cap Value Portfolio                    1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            3
----------------------------

Shareholder Information    4
----------------------------

Financial Highlights       5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Mid Cap Value Portfolio
Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Approach

The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that typically do not pay dividends.

Process

The Adviser analyzes securities to identify stocks that are undervalued, and measures the relative attractiveness of the Portfolio's current holdings against potential purchases. Sector weightings normally are kept within 5% of those of the S&P MidCap 400 Index. For example, if the energy sector represents 10% of the S&P MidCap 400 Index, then, as a general matter, the energy sector would represent between 5-15% of total Portfolio assets. There are more than a dozen sectors represented in the S&P MidCap 400 Index including technology, heavy industry/ transportation, health care, energy and basic resources. In determining whether securities should be sold, the Adviser considers factors such as high valuations relative to other investment opportunities, and deteriorating short- or long-term earnings growth projections.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities.

Risk

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in mid-cap equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. Investments in mid-cap companies may involve greater risk than investments in larger, more established companies, and mid-cap companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor value stocks or stocks of mid-sized companies, while other conditions may favor growth stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid-cap value stocks may, over certain periods of time, underperform a portfolio of growth stocks or stocks of larger or smaller companies or the overall market. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized. At times, the portfolio's guideline for sector weightings may result in significant exposure to one or more market sectors.
                                    [GRAPH]

Performance
Commenced operations on January 2, 1997

                                 1997    40.93
                                 1998    15.85
                                 1999    20.19
                                 2000    10.75

High Quarter 07/97-09/97        20.57%
Low Quarter  07/98-09/98        13.04%

Average Annual Total Return (for periods ended December 31, 2000)

----------------------------------------------------------------------------------------------
                                                                                       S&P
                                      Mid Cap                                       MidCap 400
                                  Value Portfolio                                     Index*
----------------------------------------------------------------------------------------------
Past One Year                         10.75%                                          17.50%
----------------------------------------------------------------------------------------------
Since Inception                       21.45%                                          21.16%
----------------------------------------------------------------------------------------------

The bar chart and table above show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The S&P MidCap 400 Index is a value weighted index of companies that generally have market values between $500 million and $10 billion, depending upon current equity market valuations, and represent a broad range of industry segments within the U.S. economy. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.75%
--------------------------------------
From $500 million to $1 billion  0.70%
--------------------------------------
More than $1 billion             0.65%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.05% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.05%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, MAS received a fee for management services (net of fee waivers) equal to 0.53% of the Portfolio's average daily net assets.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

William B. Gerlach, Gary G. Schlarbaum, Bradley S. Daniels and Vitaly V. Korchevsky

William B. Gerlach, a Managing Director of MSAM, joined MAS in 1991. Mr. Gerlach holds a B.A. in Economics from Haverford College. Gary G. Schlarbaum, a Managing Director of MSAM and Director of MAS Fund Distribution, Inc., joined MAS in 1987. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from the University of Pennsylvania. Bradley S. Daniels, a Principal of MSAM, joined MAS in 1985. Mr. Daniels holds a B.A. degree in Mathematics from the University of Pennsylvania and an M.B.A. from The Wharton School of the University of Pennsylvania. Vitaly V. Korchevsky, a Vice President of MSAM, joined MAS in 1999. Prior to that he served as an Analyst/Portfolio Manager for Gardner Lewis Asset Management from 1998 to 1999, and as a Portfolio Manager for Crestar Asset Management Co. from 1995 to 1998. Mr. Korchevsky holds a B.A. degree from Sukhumi University, Sukhumi, Georgia and a M.Div. degree and an M.B.A. from Regent University. Messrs. Gerlach, Schlarbaum and Daniels have had primary responsibility for managing the Portfolio since its inception. Mr. Korchevsky has shared primary responsibility for managing the Portfolio's assets since January 2000.
3

                                              The Universal Institutional
                                              Funds, Inc.

                                              Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                    Year Ended
                                                   December 31,            Period From
                                              -------------------------   Jan 2, 1997*
                                               2000     1999     1998    to Dec 31, 1997
 ---------------------------------------------------------------------------------------
  Selected Per Share Data And Ratios

  Net Asset Value, Beginning of Period         $15.62   $14.92   $13.32       $10.00
 ---------------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income                          0.02     0.03     0.04         0.02
  Net Realized and Unrealized Gain               1.62     2.81     2.04         4.05
 ---------------------------------------------------------------------------------------
  Total From Investment Operations               1.64     2.84     2.08         4.07
 ---------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                         (0.02)   (0.03)   (0.03)       (0.02)
  Net Realized Gain                             (1.83)   (2.11)   (0.45)       (0.73)
  In Excess of Net Realized Gain                (0.36)       -        -            -
 ---------------------------------------------------------------------------------------
  Total Distributions                           (2.21)   (2.14)   (0.48)       (0.75)
 ---------------------------------------------------------------------------------------
  Net Asset Value, End of Period               $15.05   $15.62   $14.92       $13.32
 ---------------------------------------------------------------------------------------
  Total Return                                 10.75%   20.19%   15.85%       40.93%
 ---------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)           $86,233  $54,107  $31,381      $11,461
  Ratio of Expenses to Average Net Assets       1.05%    1.05%    1.05%        1.05%**
  Ratio of Net Investment Income to Average
   Net Assets                                   0.15%    0.21%    0.42%        0.19%**
  Portfolio Turnover Rate                        234%     248%     228%         141%
 ---------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income    $0.03    $0.04    $0.05        $0.08
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                1.27%    1.37%    1.57%        2.13%**
  Net Investment Loss to Average Net Assets   (0.07)%  (0.11)%  (0.10)%      (0.89)%**
 ---------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus
The Universal Institutional Funds, Inc.

 May 1, 2001

 Mid Cap Growth Portfolio

 Long-term capital growth by investing
 primarily in common stocks and other equity securities.

Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Mid Cap Growth Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Mid Cap Growth Portfolio                   1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            3
----------------------------

Shareholder Information    4
----------------------------

Financial Highlights       5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Mid Cap Growth Portfolio

Objective
The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Approach

The Portfolio invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to produce earnings that beat market expectations. The Portfolio may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process

The Adviser uses a proprietary quantitative screen to sort stocks based on revisions to analysts' earnings predictions. The Adviser then researches companies that pass that screen. The Adviser also evaluates market valuations to eliminate the most overvalued stocks. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser follows a strict sell discipline, selling stocks when their earnings revision scores fall to unacceptable levels, when research reveals unfavorable trends or when their market valuations exceed levels that are reasonable in relation to their growth prospects.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risk and uncertainties of investing in mid-cap equity securities in the hope of earning superior capital appreciation. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. Investments in mid-cap companies may involve greater risk than investments in larger, more established companies, and mid-cap companies' securities may be subject to more abrupt or erratic price movements. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid-cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

                                    [GRAPH]

Performance
Commenced operations on October 18, 1999

                                 2000    -7.33

High Quarter    1/00-3/00     14.38%
Low Quarter    9/00-12/00    -17.17%

Average Annual Total Return (for periods ended December 31, 2000)

------------------------------------------------------------------------------------------------
                                   Mid Cap Growth                                     S&P MidCap
                                     Portfolio                                        400 Index*
------------------------------------------------------------------------------------------------
Past One Year                          -7.33%                                           17.50%
------------------------------------------------------------------------------------------------
Since Inception                        23.00%                                           33.63%
------------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The S&P MidCap 400 Index is a value weighted index of companies that generally have market values between $500 million and $10 billion, depending upon current equity market valuations, and represent a broad range of industry segments within the U.S. economy. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, or companies. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Initial Public Offerings

The Portfolio's purchase of shares issued in initial public offerings ("IPOs") exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies in the technology sector have fluctuated in significant amounts over short periods of time. In addition, the Adviser cannot guarantee continued access to IPOs.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.75%
--------------------------------------
From $500 million to $1 billion  0.70%
--------------------------------------
More than $1 billion             0.65%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.05% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.05%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, the Adviser received no fee from the Portfolio for management services due to fee waivers. In addition, for the same period the Adviser reimbursed expenses of approximately $39,000. Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Arden C. Armstrong, David P. Chu and Steven B. Chulik

Arden C. Armstrong, a Managing Director of MSAM, joined MAS in 1986. Ms. Armstrong received a B.A. (Magna Cum Laude) in Economics from Brown University, an M.B.A. from The Wharton School of the University of Pennsylvania and is a Chartered Financial Analyst. David P. Chu is a Principal of MSAM. Prior to joining MAS in 1998, he served as a Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, TradeSecret Investment Associates. Mr. Chu received a B.S. degree in Engineering from the University of Michigan in 1982 and an M.B.A. from The Wharton School of the University of Pennsylvania in 1986. Steven B. Chulik is a Vice President of MSAM. Mr. Chulik joined MAS in 1997 and served as an Equity Analyst at MAS from 1997 to 1999. Mr. Chulik attended The Wharton School of the University of Pennsylvania from 1995 to 1997 and received his M.B.A. in 1997. Ms. Armstrong and Messrs. Chu and Chulik have shared primary responsibility for managing the Portfolio's assets since its inception.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                 Year Ended      Period From
                                                December 31,    Oct 18, 1999*
                                                    2000       to Dec 31, 1999
 -----------------------------------------------------------------------------

  Selected Per Share Data and Ratios

  Net Asset Value, Beginning of Period             $13.84           $10.00
 -----------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Loss                               (0.03)           (0.01)
  Net Realized and Unrealized Gain (Loss)           (0.93)            3.85
 -----------------------------------------------------------------------------
  Total From Investment Operations                  (0.96)            3.84
 -----------------------------------------------------------------------------
  Distributions
   In Excess of Net Realized Gain                   (0.53)              --
 -----------------------------------------------------------------------------
  Net Asset Value, End of Period                   $12.35           $13.84
 -----------------------------------------------------------------------------
  Total Return                                    (7.33)%           38.40%
 -----------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)               $17,386           $2,859
  Ratio of Expenses to Average Net Assets           1.05%            1.05%**
  Ratio of Net Investment Loss to Average Net
   Assets                                         (0.52)%          (0.61)%**
  Portfolio Turnover Rate                            171%              52%
 -----------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income        $0.07            $0.15
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                    2.29%            8.06%**
  Net Investment Loss to Average Net Assets       (1.76)%          (7.62)%**
 -----------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways:
(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Targeted Duration Portfolio

 Above average total return consistent with reasonable risk.

Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Targeted Duration Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Targeted Duration Portfolio                1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            4
----------------------------



Shareholder Information    5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Targeted Duration Portfolio
Objective
The Portfolio seeks above average total return consistent with reasonable risk.

Approach

The Portfolio seeks value in the fixed income market without significant sensitivity to changes in interest rates. The Portfolio invests primarily in U.S. Government securities, investment grade and high yield corporate bonds (commonly referred to as "junk bonds"), mortgage securities, and, to a limited extent, non-dollar denominated securities, regardless of maturity. The average duration of the Portfolio is similar to that of the Merrill Lynch 1-3 Year Treasury Index, which generally ranges between zero and 3 years. The Adviser uses derivatives to manage the Portfolio.

Process
The Adviser employs a value approach toward fixed income investing. The Adviser makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Adviser relies upon value measures, including the attractiveness of the extra yield offered by non-Treasury securities, the level of real interest rates, and the steepness of the yield curve, to guide its decision regarding duration management, and country, sector and security selection. Teams of portfolio managers implement strategies based on these types of value measures. Sector teams seek specific bonds within each sector, while a portfolio team seeks to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities in the hope of earning above average total return. Market prices of the Portfolio's holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, as the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

There is no performance information for the Portfolio since it has not commenced operations as of the date of this Prospectus.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Duration
The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a higher average duration.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued) those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that the Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.40%
--------------------------------------
From $500 million to $1 billion  0.35%
--------------------------------------
More than $1 billion             0.30%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.75% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.75%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Scott F. Richard and David Horowitz

Scott F. Richard, a Managing Director of MSAM, joined MAS in 1992. Mr. Richard received a B.S. from the Massachusetts Institute of Technology in 1968 and a D.B.A. from Harvard Graduate School of Business Administration in 1972. David
S. Horowitz, a Vice President of MSAM, joined MAS as an analyst in 1995. He received a B.S. (Magna Cum Laude) from The Wharton School of the University of Pennsylvania and a B.S.E. in Computer Science Engineering from the University of Pennsylvania in 1996. He served as a Director of the Investments Committee for the University of Pennsylvania Student's Federal Credit Union from 1993 to 1996. Messrs. Richard and Horowitz have shared primary responsibility for managing the Portfolio's assets since its inception.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net


investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.
5

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Core Equity Portfolio

 Above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities of large companies.

Investment Adviser

Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Core Equity Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Core Equity Portfolio                      1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            3
----------------------------

Shareholder Information    4
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Core Equity Portfolio
Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities of large companies.

Approach
The Portfolio invests primarily in common stocks of large U.S. companies. The Portfolio invests, to a limited extent, in stocks of small companies and foreign equity securities.

Process

The Adviser assigns each member of the portfolio management team to specific "value" or "growth" sectors. The Portfolio's overall sector allocation is driven by bottom-up stock selection. The Adviser seeks to diversify the Portfolio's investments across market sectors, and to obtain the best values within each sector. In determining whether securities should be sold, the Adviser considers factors such as deteriorating fundamentals and relative valuation.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. Investments in smaller companies may involve greater risk than investments in larger, more established companies, and smaller companies' securities may be subject to more abrupt or erratic price movements.

There is no performance information for the Portfolio since it has not commenced operations as of the date of this Prospectus.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular industries or companies. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.
Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.55%
--------------------------------------
From $500 million to $1 billion  0.50%
--------------------------------------
More than $1 billion             0.45%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.85% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Arden C. Armstrong, James J. Jolinger, Gary G. Schlarbaum, Brian Kramp, Steven Epstein and Eric F. Scharpf

Arden C. Armstrong, a Managing Director of MSAM, joined MAS in 1986. Ms. Armstrong received a B.A. (Magna Cum Laude) in Economics from Brown University, an M.B.A. from The Wharton School of the University of Pennsylvania and is a Chartered Financial Analyst. James J. Jolinger, a Principal of MSAM, joined MAS in 1994. Mr. Jolinger received an A.B. in Economics from Vassar College in 1985 and an M.B.A. from New York University's Stern School of Business in 1992. Gary
G. Schlarbaum, a Managing Director of MSAM and Director of MAS Fund Distribution, Inc., joined MAS in 1987. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from the University of Pennsylvania. Brian Kramp, a Principal of MSAM, joined MAS in 1997. Prior to that, he served as an Analyst/Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors from 1985 to 1997. Mr. Kramp received a B.A. degree (Cum Laude) from Muhlenberg College in 1982. Steven Epstein, a Principal of MSAM, joined MAS in 1996. Mr. Epstein attended The Wharton School of the University of Pennsylvania from 1994 to 1996, receiving an M.B.A. Eric F. Scharpf, a Vice President of MSAM, joined MAS in 1997. Mr. Scharpf attended The Wharton School of the University of Pennsylvania from 1995 to 1997, receiving an M.B.A. He served as a Financial Analyst for Salomon Brothers from 1993 to 1995. Ms. Armstrong and Messrs. Jolinger, Schlarbaum and Kramp have shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Epstein and Scharpf have shared primary responsibility for managing the Portfolio's assets since January 2000.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Value Portfolio

 Above-average total return over a market
 cycle of three to five years by investing
 primarily in a portfolio of common stocks
 and other equity securities.
  _____________________________________________
Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Value Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Value Portfolio                            1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            3
----------------------------

Shareholder Information    4
----------------------------

Financial Highlights       5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Value Portfolio
Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

Approach
The Portfolio invests primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities.

Process

The Adviser selects investments through a three-part analysis. The Adviser identifies stocks with low price/earnings ratios. The Adviser then applies fundamental analysis and its investment judgment to determine which of those securities are the most attractive. Finally, the Adviser may favor securities of companies that are in undervalued industries. The Adviser employs a formal sell discipline, under which the Portfolio sells securities when their price/earnings ratios rise.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities in the hope of earning superior returns. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. Certain market conditions may favor value stocks or stocks of larger companies, while other conditions may favor growth stocks or stocks of smaller companies. Accordingly, a portfolio of large cap value stocks may, over periods of time, underperform a portfolio of growth stocks or stocks of smaller companies or the overall market. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized.


                                    [GRAPH]

Performance
Commenced operations on January 2, 1997

                                 1997    20.98
                                 1998    -2.13
                                 1999    -1.82
                                 2000    24.95

High Quarter 4/97-6/97        14.07%
Low Quarter  7/98-9/98       -18.26%

Average Annual Total Return (for periods ended December 31, 2000)

---------------------------------------------------------------------------------------------------
                                                                                              S&P
                                         Value                                                500
                                       Portfolio                                             Index
---------------------------------------------------------------------------------------------------
Past One Year                           24.95%                                               -9.12%
---------------------------------------------------------------------------------------------------
Since Inception                          9.80%                                               17.36%
---------------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The S&P 500 Index is a stock index comprised of the stocks of 500 large-cap U.S. companies with market capitalizations of $1 billion or more. These companies are a representative sample of some 100 industries chosen mainly for market size, liquidity and industry group representation. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors And Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.55%
--------------------------------------
From $500 million to $1 billion  0.50%
--------------------------------------
More than $1 billion             0.45%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.85% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, MAS received a fee for management services (net of fee waivers) equal to 0.31% of the Portfolio's average daily net assets.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Richard M. Behler,Steven Epstein,Brian Kramp and Eric F. Scharpf

Richard M. Behler, a Principal of MSAM, joined MAS in 1995. Mr. Behler received a B.A. (Cum Laude) in Economics from Villanova University and an M.A. and a Ph.D. in Economics from The University of Notre Dame. Steven Epstein, a

Principal of MSAM, joined MAS in 1996. Mr. Epstein attended The Wharton School of the University of Pennsylvania from 1994 to 1996, receiving an M.B.A. Brian Kramp, a Principal of MSAM, joined MAS in 1997. Prior to that, he served as an Analyst/Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors from 1985 to 1997. Mr. Kramp received a B.A. degree (Cum Laude) from Muhlenberg College in 1982. Eric F. Scharpf, a

Vice President of MSAM, joined MAS in 1997. Mr. Scharpf attended The Wharton School of the University of Pennsylvania from 1995 to 1997, receiving an M.B.A. He served as a Financial Analyst for Salomon Brothers from 1993 to 1995.
Mr. Behler has had primary responsibility for managing the Portfolio's assets since its inception. Messrs. Epstein, Kramp and Scharpf have shared primary responsibility for managing the Portfolio's assets since May 2001.
3

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                               Year Ended December 31,       Period From
                                               --------------------------   Jan 2, 1997*
                                                2000     1999     1998++   to Dec 31, 1997
 -----------------------------------------------------------------------------------------

  Selected Per Share Data And Ratios

  Net Asset Value, Beginning of Period          $10.76   $11.10    $11.78       $10.00
 -----------------------------------------------------------------------------------------

  Income From Investment Operations

  Net Investment Income                           0.12     0.13      0.19         0.10
  Net Realized and Unrealized Gain (Loss)         2.57    (0.34)    (0.45)        1.99
 -----------------------------------------------------------------------------------------
  Total From Investment Operations                2.69    (0.21)    (0.26)        2.09
 -----------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                          (0.12)   (0.13)    (0.16)       (0.10)
  In Excess of Net Investment Income                 -    (0.00)+       -        (0.00)+
  Net Realized Gain                              (0.18)       -     (0.17)       (0.21)
  In Excess of Net Realized Gain                     -        -     (0.09)           -
 -----------------------------------------------------------------------------------------
  Total Distributions                            (0.30)   (0.13)    (0.42)       (0.31)
 -----------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $13.15   $10.76    $11.10       $11.78
 -----------------------------------------------------------------------------------------
  Total Return                                  24.95%  (1.82)%   (2.13)%       20.98%
 -----------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)            $49,931  $37,199   $26,090      $14,664
  Ratio of Expenses to Average Net Assets        0.85%    0.85%     0.85%        0.85%**
  Ratio of Net Investment Income to Average
   Net Assets                                    1.07%    1.26%     1.57%        1.70%**
  Portfolio Turnover Rate                          50%      43%       45%          34%
 -----------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income     $0.03    $0.04     $0.05        $0.06
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 1.09%    1.22%     1.32%        1.87%**
  Net Investment Income to Average Net Assets    0.82%    0.89%     1.10%        0.68%**
 -----------------------------------------------------------------------------------------

  * Commencement of operations
 ** Annualized
  + Amount is less than $0.01 per share.
 ++ Per share amounts for the year ended December 31, 1998 are based on average shares outstanding.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where To Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus



The Universal Institutional Funds, Inc.

 May 1, 2001

 Investment Grade Fixed Income Portfolio

 Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of investment grade fixed income securities.

Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Investment Grade Fixed Income Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Investment Grade Fixed Income Portfolio    1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            4
----------------------------

Shareholder Information    5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Investment Grade Fixed Income Portfolio
Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of investment grade fixed income securities.

Approach

The Portfolio invests primarily in a diversified mix of dollar denominated fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio invests only in investment grade fixed income securities, which are those in the four highest rating categories or considered by the Adviser to be of equivalent quality. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark, the Salomon Broad Investment Grade Index. The Portfolio may invest opportunistically in non-dollar denominated securities. The Adviser may use derivatives in managing the Portfolio.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk, focusing on the level of real interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in investment grade fixed income securities.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities in the hope of earning above average total return. Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

There is no performance information for the Portfolio since it has not commenced operations as of the date of this Prospectus.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the
2

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued)
U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.40%
--------------------------------------
From $500 million to $1 billion  0.35%
--------------------------------------
More than $1 billion             0.30%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.80% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.80%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Thomas L. Bennett, Kenneth B. Dunn, Angelo G. Manioudakis and Scott F. Richard

Thomas L. Bennett, a Managing Director of MSAM, joined MAS in 1984. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from the University of Cincinnati. Kenneth B. Dunn, a Managing Director of MSAM, joined MAS in 1987. Mr. Dunn received a B.S. and an M.B.A. from The Ohio State University and a Ph.D. from Purdue University. Angelo G. Manioudakis, a Principal of MSAM, joined MAS in 1993. Mr. Manioudakis graduated from Bentley College with a B.S. in Finance (cum laude) and received an M.B.A. from Harvard University. Scott F. Richard, a Managing Director of MSAM, joined MAS in 1992. Mr. Richard received a B.S. from the Massachusetts Institute of Technology in 1968 and a D.B.A. from Harvard Graduate School of Business Administration in 1972. Messrs. Bennett, Dunn, Manioudakis and Richard have shared primary responsibility for managing the Portfolio's assets since its inception.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Balanced Portfolio

 Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities.

Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Balanced Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Balanced Portfolio                         1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            5
----------------------------

Shareholder Information    6
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Balanced Portfolio

Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities.

Approach

The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45% to 75% of its assets in equity securities and 25% to 55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. The Portfolio's equity securities generally will be common stocks issued by larger corporations. The Portfolio's investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Adviser uses derivatives in managing the Portfolio.

Process
The Adviser determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. The Adviser also measures various types of risk, focusing on the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flow and other fundamentals, as well as high valuations relative to the Portfolio's investment universe.

Risks

Investing in the Portfolio may be appropriate for you if you are seeking superior returns through an approach that attempts to moderate risk by balancing equity and fixed income investments. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

At various times, equity securities may perform better or worse than fixed income securities. There is a risk that the Portfolio could invest too much or too little in an asset class, which could adversely affect performance.

There is no performance information for the Portfolio since it has not commenced operations as of the date of this Prospectus.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Foreign Investing
Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued)

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, the ability to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued)

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses --securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

 Assets                           Fee
--------------------------------------------------------------------------------
First $500 million               0.50%
--------------------------------------------------------------------------------
From $500 million to $1 billion  0.45%
--------------------------------------------------------------------------------
More than $1 billion             0.40%
--------------------------------------------------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.80% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.80%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Thomas L. Bennett, Gary G. Schlarbaum and Horacio A. Valeiras

Thomas L. Bennett, a Managing Director of MSAM, joined MAS in 1984. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from the University of Cincinnati. Gary
G. Schlarbaum, a Managing Director of MSAM and Director of MAS Fund Distribution, Inc., joined MAS in 1987. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from the University of Pennsylvania. Horacio A. Valeiras, a Managing Director of MSAM, joined MAS in 1992. Mr. Valeiras received a B.S. in Chemical Engineering from Virginia Tech, an M.S. and Engineer's degree from the Massachusetts Institute of Technology and an M.B.A. from the University of California, Berkeley. Messrs. Bennett, Schlarbaum and Valeiras have shared primary responsibility for managing the Portfolio's assets since its inception.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information

Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Multi-Asset-Class Portfolio

 Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities of domestic and foreign issuers.

Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Multi-Asset-Class Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Multi-Asset-Class Portfolio                1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            4
----------------------------

Shareholder Information    5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Multi-Asset-Class Portfolio

Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of equity and fixed income securities of domestic and foreign issuers.

Approach

The Portfolio invests in equity securities and fixed income securities of U.S. and foreign issuers in accordance with the Adviser's target allocation among certain asset classes. These securities may include, to a limited extent, emerging market securities. The Portfolio's equity securities generally will be common stocks issued by large corporations. The Portfolio's investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio seeks to invest in a combination of asset classes that do not move in tandem with each other, in order to improve potential return and control the Portfolio's overall risks. The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Adviser uses derivatives in managing the Portfolio.

Process
The Adviser makes strategic judgments based on proprietary measures used to compare the relative risks and returns of stock and bond markets around the world. The Adviser's asset allocation team sets the target exposures for domestic and international equity and fixed income securities, high yield securities and cash, depending on the Adviser's appraisal of the relative attractiveness of each type of investment. The Adviser also measures various types of risk, focusing on the level of real interest rates and credit risk. In determining whether securities should be sold, the Adviser considers factors such as deteriorating earnings, cash flows and other fundamentals, as well as high valuations relative to the Portfolio's investment opportunities.

Risks
Investing in the Portfolio may be appropriate for you if you are seeking superior returns through an approach that attempts to moderate risk by diversifying investments among domestic and foreign equity and fixed income investments. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The prices of mortgage securities may be particularly sensitive to changes in interest because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities.

At various times, some asset classes will perform better or worse than others. There is a risk that the Portfolio could invest too much or too little in particular asset classes, which could adversely affect performance.

There is no performance information for the Portfolio since it has not commenced operations as of the date of this Prospectus.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Foreign Investing
Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (continued)

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.65%
--------------------------------------
From $500 million to $1 billion  0.60%
--------------------------------------
More than $1 billion             0.55%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.95% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.95%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Thomas L. Bennett, J. David Germany, Gary G. Schlarbaum, Horacio A. Valeiras and Barton M. Biggs

Thomas L. Bennett, a Managing Director of MSAM, joined MAS in 1984. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from the University of Cincinnati. J. David Germany, a Managing Director of MSAM, joined MAS in 1991. Mr. Germany holds an A.B. degree (Valedictorian) from Princeton University and a Ph.D. in Economics from the Massachusetts Institute of Technology. Gary G. Schlarbaum, a Managing Director of MSAM and Director of MAS Fund Distribution, Inc., joined MAS in 1987. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from the University of Pennsylvania. Horacio A. Valeiras, a Managing Director of MSAM, joined MAS in 1992. Mr. Valeiras received a B.S. in Chemical Engineering from Virginia Tech, an M.S. and Engineer's degree from the Massachusetts Institute of Technology and an M.B.A. from the University of California, Berkeley. Barton
M. Biggs is Chairman, a Director and a Managing Director of MSAM, and a Managing Director of Morgan Stanley & Co. Incorporated. Mr. Biggs joined Morgan Stanley & Co. Incorporated in 1973 and founded MSAM in 1975. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Messrs. Bennett, Germany, Schlarbaum, Valeiras and Biggs have shared primary responsibility for managing the Portfolio's assets since its inception.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares
Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 High Yield Portfolio

 Above-average total return over a market
 cycle of three to five years by investing
 primarily in a diversified portfolio of high
 yield securities.
  _____________________________________________
Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The High Yield Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

High Yield Portfolio                       1
--------------------------------------------

Additional Risk Factors and Information    2
--------------------------------------------


Fund Management            4
----------------------------

Shareholder Information    5
----------------------------

Financial Highlights       6
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

High Yield Portfolio
Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Approach
The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Adviser may use derivatives in managing the Portfolio.

Process
The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio's overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio maintains a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in high yield securities.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with high yield securities in the hope of earning above-average total return. Market prices of the Portfolio's fixed income securities holdings respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer's credit rating. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. The Portfolio invests in many fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed.

                                    [GRAPH]

Performance
Commenced operations on January 2, 1997

                                 1997    13.53
                                 1998     4.80
                                 1999     7.10
                                 2000   -10.59

High Quarter    4/97-6/97     5.91%
Low Quarter    9/00-12/00    -6.47%

Average Annual Total Return (for periods ended December 31, 2000)

----------------------------------------------------------------------------------------------
                                                                               CS First Boston
                                  High Yield                                      High Yield
                                  Portfolio                                         Index*
----------------------------------------------------------------------------------------------
Past One Year                      -10.59%                                          -5.21%
----------------------------------------------------------------------------------------------
Since Inception                      3.32%                                           2.71%
----------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's
2

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (Continued)

outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investmet Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.50%
--------------------------------------
From $500 million to $1 billion  0.45%
--------------------------------------
More than $1 billion             0.40%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.80% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.80%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, MAS received a fee for management services (net of fee waivers) equal to 0.26% of the Portfolio's average daily net assets.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Stephen F. Esser, Robert E. Angevine, Gordon W. Loery and Deanna L. Loughnane

Stephen F. Esser is a Managing Director of MSAM and has been a Portfolio Manager with MAS since 1988. Mr. Esser holds a B.S. degree (Summa Cum Laude and Phi Beta Kappa) from the University of Delaware. Robert E. Angevine, a Principal of MSAM, joined MSAM in 1988. Mr. Angevine received a B.A. in Economics from Lafayette College and an M.B.A. from Fairleigh Dickinson University. Gordon W. Loery, a Principal of MSAM, joined MAS in 1996 as a Portfolio Manager. Mr. Loery received a B.A. in Economics from Cornell University. Deanna L. Loughnane, a Principal of MSAM, joined MAS in 1997 as a Financial Analyst. She served as a Vice President and Senior Corporate Bond Analyst for Putnam Investments from 1993 to 1997. Ms. Loughnane received a B.S. from the University of Virginia's McIntire School of Commerce and an M.B.A from Harvard University. Messrs. Esser and Angevine have shared primary responsibility for managing the Portfolio's assets since its inception. Mr. Loery has shared primary responsibility for managing the Portfolio's assets since April 1999. Ms. Loughnane has shared primary responsibility for managing the Portfolio's assets since January 2000.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                               Year Ended December 31,        Period From
                                               ---------------------------   Jan 2, 1997*
                                                 2000      1999     1998    to Dec 31, 1997
 ------------------------------------------------------------------------------------------

  Selected Per Share Data And Ratios

  Net Asset Value, Beginning of Period           $10.24    $10.35   $10.59       $10.00
 ------------------------------------------------------------------------------------------

  Income From Investment Operations
   Net Investment Income                           1.10      0.80     0.63         0.63
  Net Realized and Unrealized Gain (Loss)         (2.18)    (0.07)   (0.13)        0.72
 ------------------------------------------------------------------------------------------
  Total From Investment Operations                (1.08)     0.73     0.50         1.35
 ------------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                           (1.20)    (0.84)   (0.62)       (0.63)
  In Excess of Net Investment Income              (0.00)+       -        -            -
  Net Realized Gain                                   -         -    (0.08)       (0.13)
  In Excess of Net Realized Gain                      -         -    (0.04)           -
 ------------------------------------------------------------------------------------------
  Total Distributions                             (1.20)    (0.84)   (0.74)       (0.76)
 ------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $7.96    $10.24   $10.35       $10.59
 ------------------------------------------------------------------------------------------
  Total Return                                 (10.59)%     7.10%    4.80%       13.53%
 ------------------------------------------------------------------------------------------

  Ratios and Supplemental Data:

  Net Assets, End of Period (000's)             $53,670   $59,840  $33,059      $12,490
  Ratio of Expenses to Average Net Assets         0.80%     0.80%    0.80%        0.81%**
  Ratio of Net Investment Income to Average
   Net Assets                                    11.10%     8.70%    8.42%        7.41%**
  Portfolio Turnover Rate                           37%       28%      48%          78%
 ------------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income      $0.02     $0.03    $0.03        $0.08
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                  1.04%     1.11%    1.15%        1.68%**
  Net Investment Income to Average Net Assets    10.86%     8.40%    8.07%        6.53%**
 ------------------------------------------------------------------------------------------

  *  Commencement of operations
 **  Annualized

  +  Amount is less than $0.01 per share.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 International Fixed Income Portfolio

 Above-average total return over a market cycle of three to five years by investing primarily in investment grade foreign bonds.

Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The International Fixed Income Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

International Fixed Income Portfolio       1
--------------------------------------------

Additional Risk Factors And Information    2
--------------------------------------------


Fund Management            4
----------------------------

Shareholder Information    5
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

International Fixed Income Portfolio
Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in investment grade foreign bonds.

Approach

The Portfolio invests primarily in investment grade fixed income securities of government and corporate issuers in countries other than the United States. The Portfolio may invest, to a limited degree, in high yield securities (commonly referred to as "junk bonds") and securities of issuers located in emerging markets. The securities held by the Portfolio ordinarily will be denominated in foreign currencies, including the euro. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser uses derivatives in managing the Portfolio.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser's research teams determine the relative attractiveness of foreign government, corporate, mortgage and asset-backed securities and collateralized mortgage obligations ("CMOs"). The Adviser relies upon value measures, particularly the relative attractiveness of securities issued by foreign governments, against those of corporations and other private entities. The Adviser also measures various types of risk, focusing on interest rate risk, country risk, currency risk, credit risk and exposure to changes in the shape of the yield curve. The Adviser's management team builds an investment portfolio designed to take advantage of the firm's judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in fixed income securities.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks of investing in investment grade international fixed income securities in the hope of achieving above average total return. Market prices of fixed income securities respond to economic developments, especially changes in interest rates, and perceptions of the creditworthiness of individual issuers. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves.

Investing in foreign countries, particularly emerging markets, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

There is no performance information for the Portfolio since it has not commenced operations as of the date of this Prospectus.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, the ability to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally.

Asset-Backed Securities

Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors and Information (Continued) include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Emerging Market Risks
Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. These characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover
Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser
Management Fee
Portfolio Managers

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., (the "MAS Group") had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.50%
--------------------------------------
From $500 million to $1 billion  0.45%
--------------------------------------
More than $1 billion             0.40%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.80% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.80%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.
The Portfolio is managed by an investment team comprised of the following individuals:

J. David Germany,

Michael B. Kushma,

Paul F. O'Brien,

Christian G. Roth and

David Stanley

J. David Germany, a Managing Director of MSAM, joined the MAS Group in 1991. Mr. Germany holds an A.B. degree (Valedictorian) from Princeton University and a Ph.D. in Economics from the Massachusetts Institute of Technology. Michael B. Kushma, a Principal of MSAM, joined the MAS Group in 1995. Mr. Kushma received an A.B. in Economics from Princeton University in 1979, a Masters in Economics from the London School of Economics in 1981 and a Masters of Philosophy from Columbia University in 1983. Paul F. O'Brien, a Principal of MSAM, joined the MAS Group in 1996 as a Portfolio Manager. Mr. O'Brien attended the United States Naval Academy and holds a B.S. degree from the Massachusetts Institute of Technology and a Ph.D. in Economics from the University of Minnesota. Christian G. Roth, a Principal of MSAM, joined the MAS Group in 1991. Mr. Roth received a B.S. from The Wharton School of the University of Pennsylvania. David Stanley, a Vice President of MSAM, joined the MAS Group in 1994. Mr. Stanley graduated from Manchester University. Messrs. Germany, Kushma, O'Brien, Roth and Stanley have shared primary responsibility for managing the Portfolio's assets since its inception. Each portfolio manager is ultimately subject to the supervision of the Adviser's Investment Management Committee.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001 which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                                            Prospectus

The Universal Institutional Funds, Inc.

 May 1, 2001

 Fixed Income Portfolio

 Above-average total return over a market
 cycle of three to five years by investing
 primarily in a diversified portfolio of
 fixed income securities.
  _____________________________________________
Investment Adviser
Miller Anderson & Sherrerd, LLP

Distributor
Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fixed Income Portfolio (the "Portfolio") is one portfolio of the Fund managed by Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


Investment Summary
--------------------------------------------

Fixed Income Portfolio                     1
--------------------------------------------

Additional Risk Factors and Information    3
--------------------------------------------

Fund Management            5
----------------------------

Shareholder Information    6
----------------------------

Financial Highlights       7
----------------------------

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Fixed Income Portfolio
Objective
The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Approach

The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to the benchmark. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds"). The Adviser may use derivatives in managing the Portfolio.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser's research teams identify relative attractiveness among corporate, mortgage and U.S. Government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser's management team builds an investment portfolio designed to take advantage of its judgment on these factors, while balancing the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in fixed income securities.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities in the hope of earning above average total return. Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is

                                    [GRAPH]

Performance
Commenced operations on January 2, 1997

                                 1997     9.93
                                 1998     7.90
                                 1999    -1.63
                                 2000    11.08

High Quarter    4/97-5/97      3.60%
Low Quarter     4/99-6/99     -1.78%

Average Annual Total Return (for periods ended December 31, 2000)

----------------------------------------------------------------------------------------------
                                                                               Salomon Broad
                                 Fixed Income                                 Investment Grade
                                  Portfolio                                        Index*
----------------------------------------------------------------------------------------------
Past One Year                       11.08%                                         11.60%
----------------------------------------------------------------------------------------------
Since Inception                      6.71%                                          7.30%
----------------------------------------------------------------------------------------------

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.

*The Salomon Broad Investment Grade Index is a fixed income market capitalization-weighted index, including U.S. Treasury, agency, government-sponsored mortgages and investment grade (BBB-/Baa3 or better) corporate securities with maturities of one year or longer. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Fixed Income Portfolio (continued)

not possible to predict the ultimate maturity of mortgage securities. The Portfolio may invest in fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as high yield securities or "junk bonds." High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed.
2

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors And Information
This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility
The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Derivatives
The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured notes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests, or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

The Portfolio will not, except for hedging purposes, enter into futures to the extent that the Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. While the use of derivatives may be advantageous to the Portfolio, if the Adviser is not successful in employing them, the Portfolio's performance may be worse than if it did not make such investments. See the SAI for more about the risks of different types of derivatives.

Foreign Investing
Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the

                                            The Universal Institutional Funds,
                                            Inc.

                                            Investment Summary

Additional Risk Factors And Information (continued)
U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

High Yield Securities
Fixed income securities that are not investment grade are commonly referred to as "junk bonds" or high yield, high risk securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less credit worthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk.

Mortgage Securities
Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Backed Securities ("SMBSs") are derivatives based on mortgage securities. Both CMOs and SMBSs are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMOs or SMBSs that a Portfolio holds, these price movements may be significantly greater than that experienced by mortgage-backed securities generally.

Investment Discretion
In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments
When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Fund Management

Investment Adviser

MAS, with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428, provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is

the parent of MAS and Morgan Stanley & Co. Incorporated, the Fund's distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. As of December 31, 2000, MAS and its institutional advisory affiliates, including Morgan Stanley Dean Witter Investment Management Inc., had in excess of $170.2 billion in assets under management. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management ("MSAM").
Management Fee

The Adviser is entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets as set forth in the accompanying table:

--------------------------------------
 Assets                           Fee
--------------------------------------
First $500 million               0.40%
--------------------------------------
From $500 million to $1 billion  0.35%
--------------------------------------
More than $1 billion             0.30%
--------------------------------------

However, the Adviser has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.70% of its average daily assets. For purposes of determining the amount of the voluntary management fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.70%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

For the fiscal year ended December 31, 2000, MAS received a fee for management services (net of fee waivers) equal to 0.21% of the Portfolio's average daily net assets.
Portfolio Managers
The following individuals have primary day-to-day portfolio management responsibility for the Portfolio:

Thomas L. Bennett, Kenneth B. Dunn, Roberto M. Sella and W. David Armstrong

Thomas L. Bennett, a Managing Director of MSAM, joined MAS in 1984. Mr. Bennett holds a B.S. in Chemistry and an M.B.A. from the University of Cincinnati. Kenneth B. Dunn, a Managing Director of MSAM, joined MAS in 1987. Mr. Dunn received a B.S. and an M.B.A. from The Ohio State University and a Ph.D. from Purdue University. Roberto M. Sella, a Managing Director of MSAM, joined MAS in 1992. Mr. Sella graduated from the University of Wisconsin (Phi Beta Kappa) in 1987 and received an M.B.A. from The Wharton School of the University of Pennsylvania in 1993. W. David Armstrong, a Managing Director of MSAM, joined MSAM in 1998 as a Portfolio Manager. He served as a Senior Vice President and Manager of U.S. proprietary trading at Lehman Brothers from 1995 to 1997. Mr. Armstrong received a degree in Economics from the State University of New York
(SUNY) at Plattsburg in 1981 and an M.B.A. from The Wharton School of the University of Pennsylvania in 1986. Messrs. Bennett and Dunn have shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Sella and Armstrong have shared primary responsibility for managing the Portfolio's assets since January 2000.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Shareholder Information

Shareholder Information
Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares

The price per share will be the net asset value (NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

                                            The Universal Institutional Funds,
                                            Inc.

                                            Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio's financial performance since its inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended December 31, 2000 has been audited by Ernst & Young LLP. Fiscal periods prior to January 1, 2000 have been audited by PricewaterhouseCoopers LLP. Ernst & Young LLP's unqualified report appears in the Portfolio's Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus or from your insurance company.

                                                 Year Ended Dec 31,          Period From
                                               --------------------------   Jan 2, 1997*
                                                2000     1999      1998    to Dec 31, 1997
 -----------------------------------------------------------------------------------------

  Selected Per Share Data And Ratios

  Net Asset Value, Beginning of Period          $10.05   $10.70    $10.41       $10.00
 -----------------------------------------------------------------------------------------
  Income From Investment Operations
  Net Investment Income                           0.64     0.50      0.37         0.46
  Net Realized and Unrealized Gain (Loss)         0.47    (0.67)     0.45         0.53
 -----------------------------------------------------------------------------------------
  Total From Investment Operations                1.11    (0.17)     0.82         0.99
 -----------------------------------------------------------------------------------------

  Distributions

  Net Investment Income                          (0.65)   (0.48)    (0.36)       (0.45)
  In Excess of Net Investment Income                 -        -     (0.01)           -
  Net Realized Gain                                  -        -     (0.11)       (0.13)
  In Excess of Net Realized Gain                     -    (0.00)+   (0.05)           -
 -----------------------------------------------------------------------------------------
  Total Distributions                            (0.65)   (0.48)    (0.53)       (0.58)
 -----------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $10.51   $10.05    $10.70       $10.41
 -----------------------------------------------------------------------------------------
  Total Return                                  11.08%  (1.63)%     7.90%        9.93%
 -----------------------------------------------------------------------------------------

  Ratios And Supplemental Data:

  Net Assets, End of Period (000's)            $91,343  $69,865   $43,356      $12,760
  Ratio of Expenses to Average Net Assets        0.70%    0.70%     0.70%        0.70%**
  Ratio of Net Investment Income to Average
   Net Assets                                    6.52%    6.06%     5.37%        5.66%**
  Portfolio Turnover Rate                          73%     100%      117%         185%
 -----------------------------------------------------------------------------------------

  Effect of Voluntary Expense Limitation
   During the Period:
  Per Share Benefit to Net Investment Income     $0.02    $0.02     $0.02        $0.08
  Ratios Before Expense Limitation:
  Expenses to Average Net Assets                 0.89%    0.96%     1.04%        1.71%**
  Net Investment Income to Average Net Assets    6.33%    5.80%     5.03%        4.65%**
 -----------------------------------------------------------------------------------------

  *   Commencement of operations
 **  Annualized
  +   Amount is less than $0.01 per share.
7

                                            The Universal Institutional Funds,
                                            Inc.

                                            Additional Information

Where to Find Additional Information
Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2001, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports
The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                    The Universal Institutional Funds, Inc.

                      P.O. Box 2798, Boston, MA 02208-2798

                      STATEMENT OF ADDITIONAL INFORMATION

The Universal Institutional Funds, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("Portfolios"). The Fund currently consists of 22 Portfolios offering a broad range of investment choices. Shares of each Portfolio are offered with no sales charge or exchange or redemption fee.

Shares of each Portfolio may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by certain tax-qualified investors. The variable annuity contract and variable life insurance policy holders incur fees and expenses separate from the fees and expenses charged by the Portfolios. This Statement of Additional Information ("SAI") addresses information of the Fund applicable to each of the 22 Portfolios.

The Fund was incorporated under the laws of the State of Maryland on March 26, 1996. The Fund filed a registration statement with the Securities and Exchange Commission (the "SEC") registering itself as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares under the Securities Act of 1933, as amended (the "1933 Act").

The Portfolios are managed by either Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management" or an "Adviser") or Miller Anderson & Sherrerd, LLP ("MAS" or an "Adviser") (together, the "Advisers") thereby making available in a single product the combined strength of these leading investment management firms.

This SAI is not a prospectus but should be read in conjunction with the prospectus for the Fund's Portfolio(s) (the "Prospectus"). This SAI is incorporated by reference into the Prospectus in its entirety. To obtain the Prospectus, please contact the Fund or your insurance company.


Table of Contents                               Page
Investment Policies and Strategies                 2
Taxes                                             23
Purchase of Shares                                25
Redemption of Shares                              26
Investment Limitations                            26
Determining Maturities of Certain Instruments     27
Management of the Fund                            28
Net Asset Value for the Money Market Portfolio    39
Portfolio Transactions                            39
Performance Information                           42
General Performance Information                   43
General Information                               44
Description of Ratings                            45
Financial Statements                              46

Statement of Additional Information dated May 1, 2001 relating to the Fund's
Prospectuses: Money Market, Fixed Income, High Yield, Core Equity, Equity Growth, Mid Cap Growth, Mid Cap Value, U.S. Real Estate, Targeted Duration, Technology, Value, Active International Allocation, Asian Equity, Emerging Markets Debt, Emerging Markets Equity, Global Value Equity, International Fixed Income, International Magnum, Latin American, Balanced, Investment Grade Fixed Income and Multi-Asset-Class Portfolios, each dated May 1, 2001.

Investments Policies and Strategies

  This SAI provides additional information about the investment policies and operations of the Fund and its investment portfolios (each a "Portfolio"). MSDW Investment Management or MAS act as investment adviser to each Portfolio. Under the supervision of MSDW Investment Management, Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors") acts as investment sub-adviser to the Money Market Portfolio. References to MSDW Investment Management, when used in connection with its activities as investment adviser, include MSDW Advisors acting under its supervision.

The following table provides additional information about the Portfolios' investment policies. Capitalized terms used below are described in more detail later in this section.

 Fixed Income Portfolio               Under normal circumstances, the Portfolio
                                      invests primarily in Fixed Income
                                      Securities, not more than 20% of which
                                      will be below investment grade (commonly
                                      referred to as high yield securities or
                                      "junk bonds"). The Portfolio may invest
                                      over 50% of its assets in Mortgage-Backed
                                      Securities.

 High Yield Portfolio                 Under normal circumstances, the Portfolio
                                      invests primarily in High Yield
                                      Securities (commonly referred to as "junk
                                      bonds"). The Portfolio may also invest in
                                      other Fixed Income Securities including
                                      Foreign Fixed Income Securities and
                                      Emerging Market Country Securities.

 Investment Grade Fixed Income        Under normal circumstances, the Portfolio
  Portfolio                           invests primarily in Investment Grade
                                      Fixed Income Securities. The Portfolio
                                      may invest over 50% of its assets in
                                      Mortgage-Backed Securities.

 Core Equity Portfolio                Under normal circumstances, the Portfolio
                                      invests primarily in Equity Securities.
                                      The Portfolio may invest up to 5% of its
                                      total assets in Foreign Equities (other
                                      than ADRs). The Portfolio purchases
                                      Equity Securities of issuers with a
                                      market capitalization of generally
                                      greater than $5 billion.

 Equity Growth Portfolio              Under normal circumstances, the Portfolio
                                      invests primarily in growth oriented
                                      Equity Securities.

 Value Portfolio                      Under normal circumstances, the Portfolio
                                      invests primarily in value-oriented
                                      Equity Securities. The Portfolio may
                                      invest up to 5% of its total assets in
                                      Foreign Equities (other than ADRs).

 Mid Cap Growth Portfolio             Under normal circumstances, the Portfolio
                                      invests primarily in Equity Securities of
                                      smaller and medium-size companies. The
                                      Portfolio may invest up to 5% of its
                                      total assets in Foreign Equities (other
                                      than ADRs).

 Mid Cap Value Portfolio              Under normal circumstances, the Portfolio
                                      invests primarily in Equity Securities of
                                      mid-cap companies deemed to be
                                      undervalued. The Portfolio may invest up
                                      to 5% of its total assets in Foreign
                                      Equities (other than ADRs).

 U.S. Real Estate Portfolio           Under normal circumstances, the Portfolio
                                      invests primarily in income producing
                                      Equity Securities of U.S. and non-U.S.
                                      companies principally engaged in the U.S.
                                      real estate industry.

 International Fixed Income Portfolio Under normal circumstances, at least 95%
                                      of the fixed income securities in which
                                      the Portfolio will invest will be
                                      Investment Grade Securities. The
                                      Portfolio's average weighted maturity
                                      ordinarily will exceed five years and
                                      will usually be between three and fifteen years. Under normal circumstances, the
                                      Portfolio will invest at least 80% of its net assets in Fixed Income Securities of issuers in at least three countries other than the United States, including
                                      Emerging Market Country Securities.
                                      Derivatives may be used to represent
                                      country investments.

 Emerging Markets Debt Portfolio      Under normal circumstances, the Portfolio
                                      invests primarily in government Fixed
                                      Income Securities, including Loan
                                      Participations and Assignments between
                                      governments and financial institutions,
                                      securities issued by government owned,
                                      controlled or sponsored entities and
                                      securities of entities organized to
                                      restructure outstanding debt of such
                                      issuers. The Portfolio may also invest in
                                      Fixed Income Securities of corporate
                                      issuers located in or organized under the
                                      laws of emerging market countries.

 Global Value Equity Portfolio   Under normal circumstances, the Portfolio
                                 invests primarily in Equity Securities. In
                                 addition, under normal circumstances, at
                                 least 20% of the Portfolio's total assets
                                 will be invested in the Common Stocks of U.S.
                                 issuers and the remaining equity position
                                 will be invested in at least three countries
                                 other than the United States.

 International Magnum Portfolio  Under normal circumstances, the Portfolio invests primarily in Equity Securities of non-U.S. issuers domiciled in Europe,
                                 Australasia and Far East ("EAFE") countries.
                                 The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in non-EAFE countries.

 Emerging Markets Equity         Under normal circumstances, the Portfolio
  Portfolio                      invests primarily in Emerging Market Country
                                 Equity Securities.

 Asian Equity Portfolio          Under normal circumstances, the Portfolio
                                 invests primarily in Equity Securities of
                                 Asian issues (excluding Japanese issuers).

 Latin American Portfolio        Under normal circumstances, the Portfolio
                                 invests primarily in listed Equity Securities
                                 of Latin American issues.

 Active International Allocation Under normal circumstances, the Portfolio
  Portfolio                      invests primarily in Equity Securities of
                                 non-U.S. issuers which, in the aggregate,
                                 generally replicate broad market indices. The
                                 Portfolio may invest in Emerging Market
                                 Country Securities.

 Balanced Portfolio              Under normal circumstances, the Portfolio
                                 will invest 45% to 75% of its assets in
                                 equity securities and 25% to 55% of its
                                 assets in fixed income securities. The
                                 Portfolio may invest up to 25% of its assets
                                 in foreign equity and foreign fixed income
                                 securities, including emerging market
                                 securities. The Portfolio will purchase
                                 Equity Securities of issuers with a market
                                 capitalization of generally greater than $1
                                 billion.

 Multi-Asset-Class Portfolio     Under normal circumstances, the Portfolio
                                 invests primarily in issuers located in at
                                 least three countries, including the United
                                 States. The Portfolio purchases Equity
                                 Securities of issuers with a market
                                 capitalization of generally greater than $1
                                 billion.

 Technology Portfolio            Under normal circumstances, the Portfolio
                                 invests primarily in Equity Securities of
                                 companies that MSDW Investment Management
                                 expects to benefit from their involvement in
                                 technology and technology-related industries.

 Targeted Duration Portfolio     Under normal circumstances, the Portfolio
                                 invests primarily in Fixed Income Securities.
                                 The Portfolio may invest over 50% of its
                                 assets in Mortgage-Backed Securities.

The following tables summarize the permissible investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio contained in the Prospectus in order to provide a complete description of such Portfolio's investment policies.

U.S. FIXED INCOME PORTFOLIOS

                                                                     Investment
                                                                       Grade
                          Fixed  High                       Targeted   Fixed
                          Income Yield    Money Market      Duration   Income
                          ------ ----- -------------------  -------- ----------
EQUITY SECURITIES:
  Common Stocks..........                                      x
  Depositary Receipts....
  Investment Company
   Securities............   x      x            x              x         x
  Limited Partnerships...
  Real Estate Investing..
   --REITs...............          +
   --Specialized
   Ownership Vehicles....
  Rights.................   x
  Warrants...............          x
FIXED INCOME SECURITIES:
  Agencies...............   x      x            x              x         x
  Asset-Backed
   Securities............   x      x            x              x         x
  Cash Equivalents.......   x      x            x              x         x
  Commercial Paper.......   x      x            x              x         x
  Corporates.............   x      x            x              x         x
  Floaters...............   x      x            x              x         x
  High Yield Securities..   x      x                           x
  Inverse Floaters.......   x      x                           x         x
  Investment Grade
   Securities............   x      x            x              x         x
  Loan Participations and
   Assignments...........   x      x                           x
  Money Market
   Instruments...........   x      x            x              x         x
  Mortgage Related
   Securities............   x      x            x              x         x
  --CMOs.................   x      x                           x         x
  --MBSs.................   x      x            x              x         x
  --SMBSs................   x      x                           x         x
  Municipals.............   x      x            x              x         x
  Repurchase Agreements..   x      x            x              x         x
  Temporary Investments..   x      x            x              x         x
  U.S. Government
   Securities............   x      x            x              x         x
  Yankee Dollar
   Obligations...........   x      x                           x         x
  Zero Coupons, Pay-In-
   Kind Securities
   or Deferred Payment
   Securities............   x      x            x              x         x
FOREIGN INVESTMENT:
  Brady Bonds............   x      x                           x         x
  Emerging Market Country
   Securities............   x      x                                     x
  Foreign Bonds..........   x      x                           x         x
  Foreign Currency
   Transactions..........   x      x                           x         x
  Foreign Equity
   Securities............          x                           x
  Investment Funds.......
  Russian Equity
   Securities............
OTHER SECURITIES AND
 INVESTMENT TECHNIQUES:
  Borrowing for
   Investment Purposes...
  Convertible
   Securities............   x      x                           x         x
  Loans of Portfolio
   Securities............   x      x            x              x         x
  Non-Publicly Traded
   Securities,              x      x
   Private Placements and
   Restricted                                   x              x         x
   Securities............              (Private Placements)

                                                                     Investment
                                                                       Grade
                                        Fixed  High  Money  Targeted   Fixed
                                        Income Yield Market Duration   Income
                                        ------ ----- ------ -------- ----------
  Preferred Stocks.....................   x      x             x         x
  Reverse Repurchase Agreements........   x      x     x       x         x
  Short Sales..........................   x      x             x         x
  Structured Investments...............   x      x     x       x         x
  Temporary Borrowing..................   x      x     x       x         x
  When-Issued and Delayed Delivery
   Securities..........................   x      x             x         x
DERIVATIVES:
  Foreign Currency Forward Contracts...   x      x             x         x
  Futures and Forward Contracts........   x      x             x         x
  Options..............................   x      x             x         x
  Swaps, Caps, Collars and Floors......   x      x             x         x

-------
+The High Yield Portfolio may invest in certain fixed income securities issued by REITs.

U.S. EQUITY PORTFOLIOS

                           Core  Equity Mid Cap Mid Cap               U.S.
                          Equity Growth Growth   Value  Technology Real Estate Value
                          ------ ------ ------- ------- ---------- ----------- -----
EQUITY SECURITIES:
  Common Stocks.........    x      x       x       x        x           x        x
  Depositary Receipts...    x      x       x       x        x           x        x
                          (ADRs          (ADRs   (ADRs                         (ADRs
                          ONLY)          ONLY)   ONLY)                         ONLY)
  Investment Company
   Securities...........    x      x       x       x        x           x        x
  IPOs..................    x      x       x       x        x           x        x
  Limited Partnerships..                                    x
  Rights................    x      x       x       x        x           x        x
  Real Estate
   Investing............           x                                    x
   --REITs..............           x                                    x
   --Specialized
   Ownership Vehicles...           x                                    x
  Warrants..............    x      x       x       x        x           x        x
FIXED INCOME SECURITIES:
  Agencies..............    x      x               x        x           x        x
  Asset-Backed
   Securities...........
  Cash Equivalents......    x      x       x       x        x           x        x
  Commercial Paper......    x      x       x       x        x           x        x
  Corporates............    x      x               x        x           x        x
  Floaters..............
  High Yield
   Securities...........                                    x
  Inverse Floaters......
  Investment Grade
   Securities...........    x      x       x       x        x           x        x
  Loan Participations
   and Assignments......
  Money Market
   Instruments..........    x      x       x       x        x           x        x
  Mortgage Related
   Securities...........
  --CMOs................
  --MBSs................
  --SMBSs...............
  Municipals............
  Repurchase
   Agreements...........    x      x       x       x        x           x        x
  Temporary
   Investments..........    x      x       x       x        x           x        x
  U.S. Government
   Securities...........    x      x       x       x        x           x        x
  Yankee Dollar
   Obligations..........           x                        x
  Zero Coupons, Pay-In-
   Kind Securities or
   Deferred Payment
   Securities...........    x      x       x       x        x           x        x

                          Core  Equity Mid Cap Mid Cap               U.S.
                         Equity Growth Growth   Value  Technology Real Estate Value
                         ------ ------ ------- ------- ---------- ----------- -----
  FOREIGN INVESTMENT:
  Brady Bonds...........
  Emerging Market
   Country Securities...                                   x           x
  Eurodollar
   Obligations..........                                   x
  Foreign Bonds.........   x                      x        x           x        x
  Foreign Currency
   Transactions.........   x      x       x       x        x           x        x
  Foreign Equity
   Securities...........   x      x       x       x        x           x        x
  Investment Funds......          x                        x           x
  Russian Equity
   Securities...........
  OTHER SECURITIES AND
   INVESTMENT
   TECHNIQUES:
  Borrowing for
   Investment Purposes..
  Convertible
   Securities...........   x      x       x       x        x           x        x
  Loans of Portfolio
   Securities...........   x      x       x       x        x           x        x
  Non-Publicly Traded
   Securities, Private
   Placements and
   Restricted
   Securities...........   x      x       x       x        x           x        x
  Preferred Stocks......   x      x       x       x        x           x        x
  Reverse Repurchase
   Agreements...........   x              x       x        x                    x
  Short Sales...........   x              x       x        x                    x
  Structured
   Investments..........          x                        x           x
  Temporary Borrowing...   x      x       x       x        x           x        x
  When-Issued and
   Delayed Delivery
   Securities...........   x      x       x       x        x           x        x
  DERIVATIVES:
  Foreign Currency
   Forward Contracts....   x      x       x       x        x           x        x
  Futures and Forward
   Contracts............   x      x       x       x        x           x        x
  Options...............   x      x       x       x        x           x        x
  Swaps, Caps, Collars
   and Floors...........   x      x       x       x        x           x        x

GLOBAL PORTFOLIOS

                             Active            Emerging Emerging Global
                          International Asian  Markets  Markets  Value  International International  Latin
                           Allocation   Equity   Debt    Equity  Equity Fixed Income     Magnum     American
                          ------------- ------ -------- -------- ------ ------------- ------------- --------
EQUITY SECURITIES:
  Common Stocks.........        x         x                x       x                        x          x
  Depositary Receipts...        x         x       x        x       x                        x          x
  Investment Company
   Securities...........        x         x       x        x       x          x             x          x
  Limited Partnerships..
  Real Estate
   Investing............        x         x                x       x                        x          x
  --REITs...............        x         x                x       x                        x          x
  --Specialized
   Ownership Vehicles...        x         x                x       x                        x          x
  Rights................        x         x       x        x       x                        x          x
  Warrants..............        x         x       x        x       x                        x          x
FIXED INCOME SECURITIES:
  Agencies..............        x         x       x        x       *          x             x          x
  Asset-Backed
   Securities...........                          x                           x
  Cash Equivalents......        x         x       x        x       x          x             x          x
  Commercial Paper......        x         x       x        x       x          x             x          x
  Corporates............        x         x       x        x       *          x             x          x
  Floaters..............                          x                           x
  High Yield
   Securities...........                          x        x                  x                        x
  Inverse Floaters......                          x                           x
  Investment Grade
   Securities...........        x         x       x        x       x          x             x          x

                            Active            Emerging Emerging Global
                         International Asian  Markets  Markets  Value  International International  Latin
                          Allocation   Equity   Debt    Equity  Equity Fixed Income     Magnum     American
                         ------------- ------ -------- -------- ------ ------------- ------------- --------
  Loan Participations
   and Assignments......                         x        x                                           x
  Money Market
   Instruments..........       x         x       x        x       x          x             x          x
  Mortgage Related
   Securities...........                         x                           x
  --CMOs................                         x                           x
  --MBSs................                         x                           x
  --SMBSs...............                         x                           x
  Municipals............                         x                           x
  Repurchase
   Agreements...........       x         x       x        x       x          x             x          x
  Temporary
   Investments..........       x         x       x        x       x          x             x          x
  U.S. Government
   Securities...........       x         x       x        x       *          x             x          x
  Yankee Dollar
   Obligations..........       x                 x                           x             x
  Zero Coupons, Pay-In-
   Kind Securities or
   Deferred Payment
   Securities...........       x         x       x        x                  x             x          x
FOREIGN INVESTMENT:
  Brady Bonds...........       x         x       x        x                  x             x          x
  Emerging Market
   Country Securities...       x         x       x        x       x          x             x          x
  Eurodollar
   Obligations..........       x         x       x        x       x          x             x          x
  Foreign Bonds.........       x         x       x        x       x          x             x          x
  Foreign Currency
   Transactions.........       x         x       x        x       x          x             x          x
  Foreign Equity
   Securities...........       x         x       x        x       x                        x          x
  Investment Funds......       x         x       x        x       x          x             x          x
  Russian Equity
   Securities...........                         x        x
OTHER SECURITIES AND
 INVESTMENT TECHNIQUES:
  Borrowing for
   Investment Purposes..                         x                                                    x
  Convertible
   Securities...........       x         x       x        x       x          x             x          x
  Loans of Portfolio
   Securities...........       x         x       x        x       x          x             x          x
  Non-Publicly Traded
   Securities, Private
   Placements and
   Restricted
   Securities...........       x         x       x        x       x          x             x          x
  Preferred Stocks......       x         x       x        x       x          x             x          x
  Reverse Repurchase
   Agreements...........                         x                           x                        x
  Short Sales...........                         x                           x                        x
  Structured
   Investments..........       x         x       x        x       x          x             x          x
  Temporary Borrowing...       x         x       x        x       x          x             x          x
  When-Issued and
   Delayed
   Delivery Securities..       x         x       x        x       x          x             x          x
DERIVATIVES:
  Foreign Currency
   Forward Contracts....       x         x       x        x       x          x             x          x
  Futures and Forward
   Contracts............       x         x       x        x       x          x             x          x
  Options...............       x         x       x        x       x          x             x          x
  Swaps, Caps, Collars
   and Floors...........       x         x       x        x       x          x             x          x

-------
* This Portfolio may invest in certain U.S. Government Securities, Agencies and Corporate Debt as described under Money Market Instruments and Temporary Investments.

ASSET ALLOCATION PORTFOLIOS

                                                                   MULTI-ASSET-
                                                        BALANCED      CLASS
                                                       ----------  ------------
EQUITY SECURITIES:
  Common Stocks.......................................     x            x
  Depositary Receipts.................................     x            x
                                                       (ADRs ONLY)  (ADRs ONLY)
  Investment Company Securities.......................     x            x
  Limited Partnerships................................
  REITs...............................................
  Rights..............................................     x            x
  Warrants............................................     x            x
FIXED INCOME SECURITIES:
  Agencies............................................     x            x
  Asset-Backed Securities.............................     x            x
  Cash Equivalents....................................     x            x
  Commercial Paper....................................     x            x
  Corporate Bonds.....................................     x            x
  Floaters............................................     x            x
  High Yield Securities...............................     x            x
  Inverse Floaters....................................     x            x
  Investment Grade Securities.........................     x            x
  Loan Participations and Assignments.................     x            x
  Money Market Instruments............................     x            x
  Mortgage Related Securities.........................     x            x
  --CMOs..............................................     x            x
  --MBSs..............................................     x            x
  --SMBSs.............................................     x            x
  Municipals..........................................     x            x
  Repurchase Agreements...............................     x            x
  Temporary Investments...............................     x            x
  U.S. Government Securities..........................     x            x
  Yankee Dollars......................................     x            x
  Zero Coupons, Pay-In-Kind Securities
   or Deferred Payment Securities.....................     x            x
FOREIGN INVESTMENT:
  Brady Bonds.........................................     x            x
  Emerging Market Country Securities..................     x            x
  Foreign Bonds.......................................     x            x
  Foreign Currency Transactions.......................     x            x
  Foreign Equity Securities...........................     x            x
  Investment Funds....................................     x            x
  Russian Equity Securities...........................
OTHER SECURITIES AND INVESTMENT TECHNIQUES:
  Borrowing for Investment Purposes...................
  Convertible Securities..............................     x            x
  Loans of Portfolio Securities.......................     x            x
  Non-Publicly Traded Securities,
   Private Placements and Restricted Securities.......     x            x
  Preferred Stocks....................................     x            x
  Reverse Repurchase Agreements.......................     x            x
  Short Sales.........................................     x            x
  Structured Investments..............................     x            x
  Temporary Borrowing.................................     x            x
DERIVATIVES:
  Foreign Currency Forward Contracts..................     x            x
  Futures and Forward Contracts.......................     x            x
  Options.............................................     x            x
  Swaps...............................................     x            x

Equity Securities

Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of Equity Securities, prices of all Equity Securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all Equity Securities in the United States. Similar events also may affect the prices of particular Equity Securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's Equity Securities.

ADRs. For information concerning American Depositary Receipts ("ADRs"), see "Depositary Receipts," below.

Common Stocks. Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

Depositary Receipts. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include ADRs, Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Initial Public Offerings. Equity Portfolios of the Fund may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of those shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-priced companies have fluctuated in significant amounts over short periods of time.

Investment Company Securities. Investment Company Securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits an underlying fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. A Portfolio may invest in Investment Company Securities of investment companies managed by MSDW Investment Management or its affiliates to the extent permitted under the 1940 Act or as otherwise permitted by the SEC. To the extent a Portfolio invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Portfolio also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

Limited Partnerships. A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

Real Estate Investing. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios' investments.

REITs. Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distributes to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in any of the Portfolios, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

Rights. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferrable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

Specialized Ownership Vehicles. Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, may cause the Portfolios' shareholders to indirectly bear certain additional operating expenses.

Warrants. Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferrable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

Fixed Income Securities

Fixed Income Securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed Income Securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and some Fixed Income Securities may have other novel features such as conversion rights. Prices of Fixed Income Securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a Fixed Income Security. Economic, political and other events also may affect the prices of broad fixed income markets. Generally, the values of Fixed Income Securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of outstanding Fixed Income Securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments also will affect the maturity and value of Fixed Income Securities. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, a Portfolio may be forced to reinvest in lower yielding Fixed Income Securities.

The length of time to the final payment, or maturity, of a Fixed Income Security also affects its price volatility. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuation, especially as a result of changes in interest rates. Traditionally, term to maturity has been used as a barometer of a Fixed Income Security's sensitivity to interest rate changes. However, this measure considers only the time until final payment and takes no account of the pattern of payments prior to maturity. Duration is a more precise measure of the expected life of a Fixed Income Security. It combines consideration of yield, coupon, interest payments, final maturity and call features and measures the expected life of a Fixed Income Security on a present value basis. The duration of a Fixed Income Security ordinarily is shorter than its maturity.

Agencies. Agencies are Fixed Income Securities which are not guaranteed by, or backed by the full faith and credit of the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, or any of several other agencies.

Asset-Backed Securities. Asset-Backed Securities ("ABSs") are securities collateralized by shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral underlying ABSs tends to have prepayment rates that usually do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments (on automobile loans and other collateral) will alter the cash flow on ABSs and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. The maturity of ABSs will be based on the expected average life of the instrument. In selecting these securities, the Advisers will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Cash Equivalents: Cash equivalents are short-term Fixed Income Securities comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A Portfolio may invest in obligations of U.S. banks, of foreign branches of U.S. banks (Eurodollars) and of U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the foreign investing section of the Prospectus.

A Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation ("FDIC"), (ii) in the case of U.S. banks, it is a member of the FDIC, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other fixed income securities which the Portfolio may purchase.

(2) Commercial Paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by S&P or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g., A or better by Moody's, S&P or Fitch, Inc. ("Fitch"));

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g., A or better by Moody's, S&P or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and

(6)  Repurchase Agreements collateralized by securities listed above.

The Money Market Portfolio's investments are limited by the requirements of Rule 2a-7 under the 1940 Act.

Commercial Paper refers to short-term fixed income securities with maturities ranging from 2 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial Paper is issued either directly or through broker-dealers, and may be discounted or interest-bearing. Commercial Paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or S&P.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage-backed securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying

Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

Corporates. Corporates are Fixed Income Securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of Equity Securities of the issuer as to both income and assets for the principal and interest due the holder.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government.

Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

Floaters. Floaters are Fixed Income Securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

High Yield Securities. High Yield Securities are generally considered to include Fixed Income Securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as "junk bonds" or high yield, high risk securities.

While High Yield Securities offer higher yields, they carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less creditworthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

Inverse Floaters. Inverse floating rate obligations ("Inverse Floaters") are Fixed Income Securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

Investment Grade Securities. Investment Grade Securities are Fixed Income Securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, or Aaa, Aa, A or Baa by Moody's) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to Fixed Income Securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated Fixed Income Securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

Loan Participations and Assignments. Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its net asset value ("NAV").

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

Money Market Instruments. Money Market Instruments are high quality short-term Fixed Income Securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

Mortgage-Backed Securities. With mortgage-backed securities ("MBSs"), many mortgagees' obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by GNMA, FHLMC or Fannie Mae, private issuers and other government agencies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBSs which at the time of purchase are rated investment grade by one or more NRSROs or, if unrated, are deemed by the Adviser to be of comparable quality.

MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are. FHLMC securities are supported by its right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. Although FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, FHLMC now issues MBSs (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP") obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury.

There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (To Be Announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis.

Like fixed income securities in general, MBSs will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBSs, the Advisers look for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers which are rated investment grade at the time of purchase by Moody's or S&P or are deemed by the Advisers to be of comparable investment quality.

Mortgage Related Securities. Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities may include CMOs and ABSs issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

Municipals. Municipal securities ("Municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes and in certain instances, from state and local taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those securities with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income taxes. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

Repurchase Agreements. Repurchase Agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement, and this value is maintained during the term of the agreement. These securities are held by the Portfolio's Custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

Pursuant to an order issued by the SEC, the Portfolios managed by an Adviser may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by that Adviser. By entering into Repurchase Agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each Portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that Portfolio's percentage share in the total Repurchase Agreement.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities ("SMBSs") are multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. In some cases, one class will receive all of the interest ("interest-only" or "IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and significant changes in the rate of principal repayments will have a corresponding effect on the SMBSs' yield to maturity.

Temporary Investments. When the Adviser believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed Income Securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

U.S. Government Securities. U.S. Government Securities are Fixed Income Securities that are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest. U.S. Government Securities may include securities issued by the U.S. Treasury and securities issued by federal agencies and U.S. Government sponsored instrumentalities.

Yankee Dollar Obligations. Yankee dollar bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee dollar obligations are subject to the same risks as domestic issues, notably credit risk, market risk and liquidity risk. To a limited extent, they are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Zero Coupons. Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

Foreign Investment

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the Equity Securities or Fixed Income Securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although the Advisers endeavor to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. See "Taxes--Foreign Income Taxes."

Brady Bonds. Brady Bonds are Fixed Income Securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolios will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

Emerging Market Country Securities. An emerging market country security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Eurodollar Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar obligations are subject to the same risks as domestic issues and are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Foreign Bonds. Foreign Bonds are Fixed Income Securities issued by a government other than the United States government or a private issuer in a country other than the United States.

Foreign Currency Transactions. The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives," below.

European Currency Transition. On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries are now denominated in Euros. Monetary policy for participating countries is uniformly managed by a new central bank, the European Central Bank (ECB).

The transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

Foreign Equity Securities. Foreign Equity Securities are Equity Securities of an issuer in a country other than the United States.

Investment Funds. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. A Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

Russian Equity Securities. The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940
Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

In light of the risks described above, the Board of Directors of the Fund has approved certain procedures concerning the Fund's investments in Russian Securities. Among these procedures is a requirement that a Portfolio will not invest in the Equity Securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions, including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

Other Securities and Investment Techniques

Borrowing for Investment Purposes. Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when the Advisers believe that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio's NAV per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured bases. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

Convertible Securities. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

Loans of Portfolio Securities. Each Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest of the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

Non-Publicly Traded Securities, Private Placements and Restricted
Securities. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolio may be required to bear the expenses of registration.

As a general matter, a Portfolio may not invest more than 15% (10% for the Money Market Portfolio) of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities") and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

Preferred Stocks. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

Reverse Repurchase Agreements. Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

Short Sales. A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid assets. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. If the Advisers incorrectly predict that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Structured Investments. Structured Investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.

Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of Structured Investments. The Portfolios may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with a Portfolio's investment objective and policies.

Structured Notes. Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Portfolios will use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

Temporary Borrowing. Each Portfolio is permitted to borrow from banks (and in the case of the Technology, Targeted Duration and Investment Grade Fixed Income Portfolios from banks and other entities) for extraordinary or emergency purposes. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when the Advisers believe that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. A Portfolio will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by the Advisers or their affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

When-Issued and Delayed Delivery Securities. When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When a Portfolio agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Portfolio's commitment to purchase these securities.

Derivatives

The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Each of the Equity Growth, U.S. Real Estate, Emerging Markets Debt, Global Value Equity, International Magnum, Emerging Markets Equity, Asian Equity, Latin American, Active International Allocation and Technology Portfolios will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. The Fixed Income, Investment Grade Fixed Income, High Yield, Targeted Duration, Core Equity, Value, Mid Cap Growth, Mid Cap Value, International Fixed Income, Balanced and Multi-Asset-Class Portfolios will not enter into futures to the extent that each Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. The Money Market Fund will not use derivatives. The Portfolios' investments in forwards or other derivatives used for hedging purposes are not subject to the foregoing limits.

The term hedging, generally, means that a Portfolio is using a derivative product as a way to reduce or limit risk. For example, a Portfolio may hedge in order to limit the effects of a change in the value of a particular foreign currency versus the U.S. dollar or a Portfolio could use a portion of its cash to buy securities futures in order to hedge the risk of not being fully invested. The Portfolios also may use certain complex hedging techniques. For example, a Portfolio may use a type of hedge known as a cross hedge or a proxy hedge, where the Portfolio hedges the risk associated with one underlying by purchasing or selling a derivative product with an underlying that is different. There is no limit on the use of forwards or other derivative products for hedging purposes.

The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such derivative transactions.

The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.

Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in further detail below.

Foreign Currency Forward Contracts. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades. The Portfolios may enter into foreign currency forward contracts in many circumstances. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. For example, when any of the Portfolios anticipates that the currency of a particular foreign country may suffer a decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency. Similarly, when any of the Portfolios anticipates that the U.S. dollar may suffer a decline against a foreign currency it may enter into a foreign currency forward contract to buy that currency for a fixed amount. However, it may not be practicable to hedge currency in all markets, particularly emerging markets.

The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Advisers believe that it is important to have the flexibility to enter into such forward contracts when each determines that it is in the best interests of a Portfolio. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them into a segregated account in an amount necessary to cover the Portfolio's obligations under such foreign currency forward contracts.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuation in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Futures Contracts (Futures) and Forward Contracts (Forwards). The Portfolios may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed under "Foreign Currency Forward Contracts." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.

In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may use futures contracts, forward contracts and related options are as follows:

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by the Advisers, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolios may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.

Gains and losses on future contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the changes in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. A Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.

Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.

Options. The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Advisers and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

Swaps, Caps, Collars and Floors. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies under the agreements related to the transaction.

Taxes

The following is only a summary of certain additional federal income and excise tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolios' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Portfolios' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income and excise tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

Federal Income Tax Treatment of Dividends and Distributions

Shares of the Portfolios will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of Portfolios of the Fund are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Portfolio intends to comply with such requirements.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance policy prospectus.

Qualification as a Regulated Investment Company

The Fund intends that each of its Portfolios qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, each Portfolio must, among other things,
(a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to security loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income derived with respect to its business of investing in such stock, securities or currencies, including generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U. S. Government securities, securities or other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U. S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement. For purposes of the diversification requirement described above, a Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, a Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

In addition to the requirements described above, in order to qualify as a RIC, each Portfolio must distribute at least 90% of each Portfolio's net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders (the "Distribution Requirement"). If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders.

Although each Portfolio intends to distribute substantially all of its net investment income and may distribute its net realized capital gains for any taxable year, a Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

Some of the Portfolios may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of net investment income a Portfolio must distribute to satisfy the Distribution Requirement. In some cases, a Portfolio may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

If a Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

Positions held by a Portfolio in certain regulated futures contracts and foreign currency contracts ("Section 1256 Contracts") will generally be marked-to-market (i.e., treated as though sold for fair market value) on the last business day of the Portfolio's taxable year and all gain or loss associated with such transactions (except certain currency gains covered by Section 988 of the Code ) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of the Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gain into short-term capital gain or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 Contracts may require a Portfolio to accrue taxable income without a corresponding receipt of cash. In order to generate enough cash to satisfy the Distribution Requirement, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character or timing of income earned and, in turn, affect the application of the Distribution Requirement to a particular Portfolio.

Short sales engaged in by a Portfolio may reduce the holding period of property held by a Portfolio which is substantially identical to the property sold short. This rule may have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

Federal Excise Tax

No Portfolio will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

Foreign Income Taxes

Each Portfolio that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Portfolio's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Portfolio's assets to be invested within various countries is not known.

State and Local Tax Considerations

Rules of U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Portfolio.

Purchase of Shares

The purchase price of each Portfolio of the Fund is the NAV next determined after the order is received by the Fund or its designee. For each Portfolio of the Fund (other than the Money Market Fund), an order received prior to the close of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern
Time) will be executed at the price computed on the date of receipt; and an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Fund's transfer agent receives payment by check or in Federal Funds. The Fund determines the NAV per share for shares of the Money Market Portfolio as of 12:00 noon Eastern Time on each day that the NYSE is open for business. Shares of each Portfolio may be purchased on any day the NYSE is open. The NYSE will be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and typically on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

The Fund may accept late day orders from participating insurance companies. In a late day order, all orders received by a participating insurance company on a business day are aggregated and the insurance company places a net purchase or redemption order for shares of one or more Portfolios later that day or the morning of the next business day. These orders are normally executed at the NAV that was computed at the close of the day on which the insurance company received the order.

Each Portfolio reserves the right in its sole discretion to suspend the offering of its shares and to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio.

Redemption of Shares

Redemptions. Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

Distributions In Kind. If the Board of Directors determines that it would be detrimental to the best interests of the shareholders of a Portfolio to make a redemption payment wholly in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Fund may pay all or a portion of a redemption by a distribution in kind of portfolio securities in lieu of cash. The Fund has elected under Rule 18f-1 of the 1940 Act to commit to pay in cash any request for redemption during any 90 day period up to the lesser of $250,000 or 1% of net assets at the beginning of the period. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently selling shares of those securities.

Investment Limitations

Fundamental Limitations

Each current Portfolio has adopted the following restrictions, which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

(1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling futures contracts or options thereon or from investing in securities or other instruments backed by physical commodities);

(2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

(3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

(4) except with respect to the International Fixed Income, Emerging Markets Equity, Emerging Markets Debt, International Magnum, Latin American, U.S. Real Estate and Technology Portfolios (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

(5) issue senior securities and will not borrow, except from banks (and in the case of the Technology, Targeted Duration and Investment Grade Fixed Income Portfolios from banks and other entities) in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities;

(6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

(7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (in the case of the Money Market Portfolio) instruments issued by U.S. banks; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) ABSs will be classified according to the underlying assets securing such securities; and provided further that the U.S. Real Estate Portfolio may invest more than 25% of its total assets in the U.S. real estate industry; the Latin American Portfolio may invest more than 25% of its assets in securities of companies in the telecommunications industry or financial services industry; and the Technology Portfolio may invest more than 25% of its assets in securities of companies in the technology or technology related industries.

In accordance with Fundamental Restriction No. (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the Portfolio was not able to invest greater than 25% of its total assets in such industries. The Board of Directors has made the foregoing determination with respect to the telecommunications industry and, accordingly, the Latin American Portfolio will invest between 25% and 50% of its assets in securities of issuers engaged in the telecommunications industry.

Non-fundamental Limitations

In addition, each current Portfolio of the Fund has adopted the following non-fundamental investment limitations, which may be changed by the Board without shareholder approval. Each current Portfolio of the Fund will not:

(1) sell short (other than "against the box") unless the Portfolio's obligation is covered by unencumbered liquid assets in a segregated account and by collateral held by the lending broker; provided that transactions in futures contracts and options are not deemed to constitute selling securities short (this limitation does not apply to the Technology Portfolio);

(2) invest its assets in securities of any investment company except as may be permitted by the 1940 Act;

(3) invest more than an aggregate of 15% of the net assets of the Portfolio (10% in the case of the Money Market Portfolio), determined at the time of investment, in illiquid securities;

(4) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the prospectus) that are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions and, in the case of the High Yield Portfolio, institutional investors, so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

(5) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; and

(6) except in the case of the Emerging Markets Debt, Latin American and Technology Portfolios, borrow money, other than temporarily or for extraordinary or emergency purposes or purchase additional securities when borrowings exceed 5% of total (gross) assets.

Each of the International Fixed Income, Emerging Markets Debt, Emerging Markets Equity, International Magnum, Latin American, U.S. Real Estate and Technology Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio's holdings may be less diversified and are not required to satisfy any diversification test.

The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

The investments of life insurance company separate accounts made under variable annuity contracts and variable life insurance policies are subject to state insurance laws and regulations. The Fund and its Portfolios will, when required, comply with investment restrictions imposed under such laws and regulations on life insurance company separate accounts investing in the Portfolios.

In addition, Section 817(h) of the Code requires that the assets of each Portfolio be adequately diversified so that insurance companies, and not variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. To meet the diversification requirements of regulations issued under Section 817(h), each Portfolio will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Portfolio must meet the above diversification requirements within 30 days of the end of each calendar quarter.

Determining Maturities of Certain Instruments

Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities. In addition, for securities that are subject to prepayments, the weighted average life of the security will be used in the weighted average maturity calculation instead of the stated maturity date on the instrument. The weighted average life of a security takes into consideration the impact of prepayments on the length of time the security will be outstanding and typically indicates an actual maturity that is shorter than the maturity date stated on the face of the instrument.
Management of the Fund

Officers and Directors

The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Directors and officers of the Fund are also directors and officers of some or all of the funds in the Fund Complex (defined below) or other investment companies managed, administered, advised or distributed by the Advisers or their affiliates. One Director and all of the officers of the Fund are directors, officers or employees of the Fund's advisers, distributor or administrators. The other Directors have no affiliation with the Fund's advisers, distributor or administrators and are not "Interested Persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:

     Name, Address and
       Date of Birth              Position with Fund          Principal Occupation During Past Five Years
     -----------------       ----------------------------     -------------------------------------------
Barton M. Biggs*             Chairman and Director         Chairman, Director and Managing Director of Morgan
Morgan Stanley Dean Witter                                 Stanley Dean Witter Investment Management Inc. and
Investment Management Inc.                                 Chairman and Director of Morgan Stanley Dean
1221 Avenue of the Americas                                Witter Investment Management Limited; Managing
New York, NY 10020                                         Director of Morgan Stanley & Co. Incorporated;
11/26/32                                                   Member of the Yale Development Board; and Chairman
                                                           and Director of all funds in the Fund Complex.**

John D. Barrett II           Director                      Chairman and Director of Barrett Associates, Inc.
Barrett Associates Inc.                                    (investment counseling); Director of the Ashforth
565 Fifth Avenue                                           Company (real estate) and all funds in the Fund
New York, NY 10135                                         Complex.
8/21/35

Gerard E. Jones              Director                      Partner in Richards & O'Neil, LLP (law firm);
Richards & O'Neil, LLP                                     Director of Tractor Supply Company, Tiffany
43 Arch Street                                             Foundation and Fairfield County Foundation; and
Greenwich, CT 06830                                        Director of all funds in the Fund Complex.
1/23/37

Graham E. Jones              Director                      Senior Vice President of BGK Properties; Trustee
330 Garfield Street                                        of various investment companies managed by Weiss,
Suite 200                                                  Peck & Greer, Deutsche Asset Management and Sun
Santa Fe, NM 87501                                         Capital Advisors, Inc.; and Director of all funds
1/31/33                                                    in the Fund Complex.

John A. Levin                Director                      Chairman and Chief Executive Officer of John A.
One Rockefeller Plaza                                      Levin & Co., Inc. (investment adviser); Director,
New York, NY 10020                                         Chairman, President and Chief Executive Officer of
8/20/38                                                    BKF Capital Group, Inc.; and Director of all funds
                                                           in the Fund Complex.

     Name, Address and
       Date of Birth              Position with Fund          Principal Occupation During Past Five Years
     -----------------       ----------------------------     -------------------------------------------
Andrew McNally IV            Director                      Senior Principal of Hammond Kennedy Whitney
333 North Michigan Avenue                                  (merchant banking); and Director of Rand McNally &
Suite 501                                                  Company (publishing), Reinhold Industries Inc.
Chicago, IL 60601                                          (industrial products), Hubbell, Inc. (industrial
11/11/39                                                   electronics); and all funds in the Fund Complex.
                                                           Formerly, Chairman and Chief Executive Officer of
                                                           Rand McNally & Company; and Director of Burns
                                                           International Services Corp. (security).

William G. Morton, Jr.       Director                      Chairman Emeritus and former Chief Executive
100 Franklin Street                                        Officer of Boston Stock Exchange; and Director of
Boston, MA 02110                                           Tandy Corporation and all funds in the Fund
3/13/37                                                    Complex.

Samuel T. Reeves             Director                      President of Pinnacle Trading L.L.C.
8211 North Fresno Street                                   (investments); and Director of all funds in the
Fresno, CA 93720                                           Fund Complex. Formerly, Member of Advisory Board,
7/28/34                                                    Tiger Management Corporation; and Director of
                                                           Pacific Gas & Electric Corp.

Fergus Reid                  Director                      Chairman and Chief Executive Officer of LumeLite
85 Charles Colman Blvd                                     Plastics Corporation (injection molding); Trustee
Pawling, NY 12564                                          and Director of Vista Mutual Fund Group; and
8/12/32                                                    Director of all funds in the Fund Complex.

Frederick O. Robertshaw      Director                      Attorney at Law and Director of all funds in the
10645 North Tatum Boulevard                                Fund Complex. Formerly, of Counsel, Copple
Suite 200, #465                                            Chamberlin, Boehm and Murphy, P.C. and Bryan, Cave
Phoenix, AZ 85028                                          LLP.
1/24/34

Ronald E. Robison            President                     Managing Director of Morgan Stanley & Co.
Morgan Stanley Dean Witter                                 Incorporated; Managing Director and Chief
Investment Management Inc.                                 Operations Officer of Morgan Stanley Dean Witter
1221 Avenue of the Americas                                Investment Management Inc.; President of all and
New York, NY 10020                                         Director of various funds in the Fund Complex.
1/13/39                                                    Formerly, Managing Director and Chief Operating
                                                           Officer of TCW Funds Management.

Joseph P. Stadler            Vice President                Principal of Morgan Stanley & Co. Incorporated and
Morgan Stanley Dean Witter                                 Morgan Stanley Dean Witter Investment Management
Investment Management Inc.                                 Inc.; and Vice President of all funds in the Fund
1221 Avenue of the Americas                                Complex. Formerly, with Price Waterhouse LLP (now
New York, NY 10020                                         PricewaterhouseCoopers LLP).
6/7/54
Richard J. Shoch             Vice President                Vice President of Morgan Stanley Dean Witter
Miller Anderson & Sherrerd,                                Investment Management Inc.; Fund Administration
LLP                                                        Manager, Miller Anderson & Sherrerd, LLP; and
One Tower Bridge                                           Secretary of MAS Funds. Formerly, Counsel, Vice
West Conshohocken, PA 19428                                President and Assistant Secretary, SEI
10/28/66                                                   Corporation.

Stefanie V. Chang            Vice President                Principal of Morgan Stanley & Co. Incorporated and
Morgan Stanley Dean Witter                                 Morgan Stanley Dean Witter Investment Management
Investment Management Inc.                                 Inc.; and Vice President of all funds in the Fund
1221 Avenue of the Americas                                Complex. Formerly, practiced law with the New York
New York, NY 10020                                         law firm of Rogers & Wells (now Clifford Chance
11/30/66                                                   Rogers & Wells).


     Name, Address and
       Date of Birth             Position with Fund        Principal Occupation During Past Five Years
     -----------------       --------------------------    -------------------------------------------
James A. Gallo               Vice President             Principal of Morgan Stanley Dean Witter Investment
Miller Anderson & Sherrerd,                             Management Inc.; Head of Fund Administration,
LLP                                                     Miller Anderson & Sherrerd, LLP; and Vice
One Tower Bridge                                        President and Treasurer, MAS Funds. Formerly,
West Conshohocken, PA 19428                             Manager, Investment Accounting and then Vice
6/18/64                                                 President and Director of Investment Accounting,
                                                        PFPC, Inc.

Arthur J. Lev                Vice President             Principal of Morgan Stanley & Co. Incorporated;
Morgan Stanley Dean Witter                              Principal, Secretary and General Counsel of Morgan
Investment Management Inc.                              Stanley Dean Witter Investment Management Inc.;
1221 Avenue of the Americas                             and Vice President of all funds in the Fund
New York, NY 10020                                      Complex. Formerly, Vice President at Bankers Trust
9/23/61                                                 Company (financial services).

Belinda A. Brady             Treasurer                  Fund Administration Senior Manager, J.P. Morgan
J.P. Morgan                                             Investor Services Co. (formerly, Chase Global
Investor Services Co.                                   Funds Services Company); and Treasurer of all
73 Tremont Street                                       funds in the Fund Complex. Formerly, Senior
Boston, MA 02108-3913                                   Auditor at Price Waterhouse LLP (now
1/23/68                                                 PricewaterhouseCoopers LLP).

Robin L. Conkey              Assistant Treasurer        Fund Administration Operations Manager, J.P.
J.P. Morgan                                             Morgan Investor Services Co. (formerly, Chase
Investor Services Co.                                   Global Funds Services Company); and Assistant
73 Tremont Street                                       Treasurer of all funds in the Fund Complex.
Boston, MA 02108-3913                                   Formerly, Senior Auditor at Price Waterhouse LLP
5/11/70                                                 (now PricewaterhouseCoopers LLP).

Mary E. Mullin               Secretary                  Vice President of Morgan Stanley & Co.
Morgan Stanley Dean Witter                              Incorporated and Morgan Stanley Dean Witter
Investment Management Inc.                              Investment Management Inc.; and Secretary of all
1221 Avenue of the Americas                             funds in the Fund Complex. Formerly, practiced law
New York, NY 10020                                      with the New York law firms of McDermott, Will &
3/22/67                                                 Emery and Skadden, Arps, Slate, Meagher & Flom
                                                        LLP.

-------
 * Indicates each director that is an "interested person" within the meaning of the 1940 Act.

** The Fund Complex currently includes Morgan Stanley Institutional Fund, Inc.;
   The Universal Institutional Funds, Inc.; Morgan Stanley Strategic Adviser Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Eastern Europe Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; The Pakistan Investment Fund, Inc.; The Thai Fund, Inc.; and The Turkish Investment Fund, Inc.

Compensation of Directors and Officers

The Fund, together with the other funds in the Fund Complex for which a Director serves as director, pays each Independent Director an annual aggregate fee of $75,000, plus reasonable out-of-pocket expenses for service as a Director and for serving on the Board's Audit and/or Nominating/Compensation Committees. Director's fees will be allocated among the Fund and the other funds in the Fund Complex for which a Director serves as a director in proportion to their respective average net assets. For the fiscal year ended December 31, 2000, the Fund paid approximately $30,720 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no renumeration from the Fund for their services as Directors. The Fund's officers and employees are paid by MSDW Investment Management or its agents. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 2000. Prior to July 1, 2000 each Independent Director received annual compensation of $65,000, plus reasonable out-of-pocket expenses from the Fund Complex. Members of the Board's Audit Committee received an additional $10,000 per year from the Fund Complex.

Compensation Table

                                                  Total
                                               Compensation
                                                From Fund
                                                 and Fund
                                   Aggregate     Complex
                                  Compensation   Paid to
  Name of Director                 From Fund    Directors
  ----------------                ------------ ------------
Barton M. Biggs                      $    0      $     0
John D. Barrett II(4)                 3,922       70,000(3)
Gerard E. Jones(5)                    3,922       83,550(3)
Graham E. Jones(2)(5)(6)              2,118       75,378(3)
John A. Levin(1)(2)(4)                2,118       73,550(3)
Andrew McNally IV(5)                  4,200       75,000(3)
William G. Morton, Jr.(2)(5)          2,118       70,000(3)
Samuel T. Reeves(1)(4)                4,200       78,550(3)
Fergus Reid(1)(4)                     3,922       73,550(3)
Frederick O. Robertshaw(1)(5)(6)      4,200       75,000(3)

-------





(1) Of the amounts payable by the Fund to Messrs. Reid, Robertshaw, Levin and Reeves, $3,922, $1,261, $488 and $4,200 were deferred, respectively, pursuant to the Fund's deferred compensation plan in the fiscal year ended December 31, 2000.

(2) Messrs. Jones (Graham), Levin and Morton were appointed on February 17,
    2000.

(3) Number of other investment companies in Fund Complex from whom Director received compensation: Mr. Barrett--16; Mr. Gerard E. Jones--16; Mr. Graham
    E. Jones--16; Mr. Levin--16; Mr. McNally--16; Mr. Morton--16; Mr. Reeves-- 16; Mr. Reid--16; Mr. Robertshaw--16.

(4) Member of Nominating/Compensation Committee of the Board of Directors of the Fund.

(5) Member of Audit Committee of the Board of Directors of the Fund.

(6) Member of Valuation Committee of the Board of Directors of the Fund.

The Fund maintains an unfunded Deferred Compensation Plan which allows each non-interested Director to defer payment of all, or a portion, of the fees he or she receives for serving on the of the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Director. Distributions generally are in the form of equal annual installments over a period of five years beginning on the first day of the year following the year in which the Director's service terminates, except that the Board of Directors, in its sole discretion, may accelerate or extend such distribution. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Code. The rights of an eligible Director and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

As of March 31, 2001, to Fund for management's knowledge, the Directors and officers of the Fund, as a group owned less then 1% of the outstanding common stock of each Portfolio of the Fund.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by the Advisers and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co.") (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Directors and officers of the Fund, the Advisers and Morgan Stanley ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Investment Advisory, Sub-Advisory And Administrative Agreements

MSDW Investment Management is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("Morgan Stanley"). The principal offices of Morgan Stanley are located at 1585 Broadway, New York, New York 10036 and the principal offices of MSDW Investment Management are located at 1221 Avenue of the Americas, New York, New York 10020. MSDW Investment Management will change its name in May, 2001 to Morgan Stanley Investment Management Inc. MAS, with principal offices located at One Tower Bridge, West Conshohocken, Pennsylvania 19428, is also a subsidiary of Morgan Stanley.

Pursuant to an investment advisory agreement, MSDW Investment Management and MAS (together, the "Advisers") receive compensation for providing investment advisory services in the amounts described below. In managing the Portfolios, MSDW Investment Management and MAS may use the services of associated investment personnel employed by its affiliated institutional asset management companies.

Advisory Fees

The Advisers are entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets. The Advisers have voluntarily agreed to a reduction in the fees payable to them and/or to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in each Portfolio's prospectus. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, the Advisers exclude from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed. The Advisers reserve the right to terminate any of its fee waivers and/or expense reimbursements at any time without notice in their sole discretion. The following table shows (i) the contractual advisory fee as a percentage of average daily net assets at certain levels of average daily net assets; and (ii) each Portfolio's expense cap for the fiscal year ended December 31, 2000.

                                           Advisory Fee Payable
                                   ------------------------------------
                                                    From
                                                $500 Million
                                      First          to      More than  Expense
Portfolio                          $500 Million  $1 Billion  $1 Billion   Cap
---------                          ------------ ------------ ---------- -------
Money Market Portfolio                 0.30%        0.25%       0.20%    0.55%
Fixed Income Portfolio                 0.40%        0.35%       0.30%    0.70%
High Yield Portfolio                   0.50%        0.45%       0.40%    0.80%
Core Equity Portfolio                  0.55%        0.50%       0.45%    0.85%
Equity Growth Portfolio                0.55%        0.50%       0.45%    0.85%
Mid Cap Growth Portfolio               0.75%        0.70%       0.65%    1.05%
Mid Cap Value Portfolio                0.75%        0.70%       0.65%    1.05%
U.S. Real Estate Portfolio             0.80%        0.75%       0.70%    1.10%
Targeted Duration Portfolio            0.40%        0.35%       0.30%    0.75%
Technology Portfolio                   0.80%        0.75%       0.70%    1.15%
Value Portfolio                        0.55%        0.50%       0.45%    0.85%
Active International Allocation
 Portfolio                             0.80%        0.75%       0.70%    1.15%
Asian Equity Portfolio                 0.80%        0.75%       0.70%    1.20%
Emerging Markets Debt Portfolio        0.80%        0.75%       0.70%    1.30%
Emerging Markets Equity Portfolio      1.25%        1.20%       1.15%    1.75%
Global Value Equity Portfolio          0.80%        0.75%       0.70%    1.15%
International Fixed Income
 Portfolio                             0.50%        0.45%       0.40%    0.80%
International Magnum Portfolio         0.80%        0.75%       0.70%    1.15%
Latin American Portfolio               1.10%        1.05%       1.00%    1.75%
Balanced Portfolio                     0.50%        0.45%       0.40%    0.80%
Investment Grade Fixed Income
 Portfolio                             0.40%        0.35%       0.30%    0.80%
Multi-Asset-Class Portfolio            0.65%        0.60%       0.55%    0.95%

The following table shows for each Portfolio the advisory fee paid for each of the past three fiscal years.

MSDW Investment Management Advised Portfolios:*

                                                              Advisory Fee Paid (000)
                     ---------------------------------------------------------------------------------------------------------
                                 Year Ended                          Year Ended                         Year Ended
                                December 31,                        December 31,                       December 31,
Portfolio                           2000                                1999                               1998
---------            ----------------------------------- ----------------------------------- ---------------------------------
Equity Growth
 Portfolio             $854 (net of fee waivers of $121)   $237 (net of fee waivers of $224)  $26 (net of fee waivers of $136)
U.S. Real Estate
 Portfolio              $595 (net of fee waivers of $54)     $0 (net of fee waivers of $121)  $24  (net of fee waivers of $92)
Emerging Markets
 Debt Portfolio         $263 (net of fee waivers of $94)   $125 (net of fee waivers of $101)  $74 (net of fee waivers of $143)
Global Value Equity
 Portfolio             $262 (net of fee waivers of $136)   $216 (net of fee waivers of $154)  $95 (net of fee waivers of $141)
International
 Magnum Portfolio      $350 (net of fee waivers of $208)   $140 (net of fee waivers of $248)  $51 (net of fee waivers of $220)
Emerging Markets     $2,549 (net of fee waivers of $368)   $334 (net of fee waivers of $685)    $0 (net of fee waivers of $447
 Equity Portfolio                                                                                   and reimbursements of $87)
Asian Equity          $0 (net of fee waivers of $112 and     $0 (net of fee waivers of $141) $0 (net of fee waivers of $93 and
 Portfolio                       reimbursements of $119)                                                reimbursements of $91)
Money Market
 Portfolio             $188 (net of fee waivers of $123) $64/1/ (net of fee waivers of $189)                N/A
Active
 International
 Allocation               $0 (net of fee waivers of $103
 Portfolio                    and reimbursements of $12)   $0/2/ (net of fee waivers of $24)                N/A
Technology
 Portfolio             $307 (net of fee waivers of $110)    $0/3/ (net of fee waivers of $2)                N/A

-------

* The Money Market, Latin American, Active International Allocation and Technology Portfolios were not operational in the fiscal year ended December 31, 1998. In addition, the Latin American Portfolio was not operational in the fiscal years ended December 31, 2000 and 1999. Consequently, no advisory fees were paid by these Portfolios for these fiscal years.
1 For the period from January 5, 1999 to December 31, 1999.
2 For the period from September 20, 1999 to December 31, 1999.
3 For the period from November 30, 1999 to December 31, 1999.

MAS Advised Portfolios:**

                                                                Advisory Fee Paid (000)
                          ---------------------------------------------------------------------------------------------------
                                     Year Ended                        Year Ended                       Year Ended
                                    December 31,                      December 31,                     December 31,
Portfolio                               2000                              1999                             1998
---------                 --------------------------------- --------------------------------- -------------------------------
Fixed Income Portfolio    $171 (net of fee waivers of $151)  $78 (net of fee waivers of $140) $17 (net of fee waivers of $93)
High Yield Portfolio      $151 (net of fee waivers of $137)  $93 (net of fee waivers of $149) $34 (net of fee waivers of $77)
Value Portfolio           $121 (net of fee waivers of $100)  $57 (net of fee waivers of $114) $14 (net of fee waivers of $86)
Mid Cap Value Portfolio   $358 (net of fee waivers of $150) $173 (net of fee waivers of $127) $44 (net of fee waivers of $99)
Mid Cap Growth Portfolio    $0 (net of fee waivers of $59     $0/1/(net of fee waivers of $3)               N/A
                             and reimbursements of $39)

-------

** The Balanced, Core Equity, International Fixed Income, Multi-Asset-Class,
   Targeted Duration and Investment Grade Fixed Income Portfolios were not operational in the fiscal years ended December 31, 2000, 1999 and 1998. The Mid Cap Growth Portfolio was not operational in the fiscal year ended December 31, 1998. Consequently, no advisory fees were paid by these Portfolios for these fiscal years.
/1/For the period from October 18, 1999 to December 31, 1999.

Sub-Advisory Fees

Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), with principal offices at Two World Trade Center, New York, New York 10048, serves as the investment sub-adviser to the Money Market Portfolio pursuant to an investment sub-advisory agreement with MSDW Investment Management. As compensation for managing the day-to-day investments of the Money Market Portfolio, MSDW Investment Management pays MSDW Advisors 40% of the investment advisory fee that MSDW Investment Management receives from this Portfolio (net of applicable fee waivers).

Administration Fees

Pursuant to separate Administration Agreements with the Fund, MSDW Investment Management and MAS provide administrative services to MSDW Investment Management Advised Portfolios and MAS Advised Portfolios, respectively. For its services under the Administration Agreement, the Fund pays each Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Portfolio managed by that Adviser.

Under a Sub-Administration Agreement between each Adviser and J.P. Morgan Investor Services Co. ("J.P. Morgan"), a corporate affiliate of The Chase Manhattan Bank ("Chase"), J.P. Morgan provides certain administrative services to the Fund. J.P. Morgan's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

Control Persons

As currently required under law, the insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. Morgan Stanley will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither Morgan Stanley nor the insurance companies are deemed to control the Portfolios.

Principal Holders of Securities

As of March 31, 2001, the following persons were beneficial owners of 5% or more of the outstanding shares of the following Portfolios:

                                                                                Percent of
                                                                                Outstanding
       Portfolio        Name of Beneficial Owner                                  Shares
       ---------        ------------------------                                -----------
 Fixed Income Portfolio Allmerica Financial Life Insurance & Annuity                 25%
                        Company*/1/
                        Attn: Separate Account
                        Mail Station S-310
                        Worcester, MA 01653

                        Hartford Life & Annuity Insurance Company*                   16%
                        Separate Account Three
                        Attn: David Ten Broeck
                        P.O. Box 2999
                        Hartford, CT 06104-2999

                        General American Life Insurance Company*                     14%
                        Separate Account Thirty-Four B
                        13045 Tesson Ferry Rd.
                        St Louis, MO 63128

                        Transamerica Life Insurance and Annuity Company*             10%
                        Suite 700
                        401 North Tryon Street
                        Charlotte, NC 28210

                        ICMG Registered Variable Life*                                8%
                        Separate Account
                        Attn: David Ten Broeck
                        PO Box 2999
                        Hartford, CT 06104-2999

                        Annuity Investors Life Insurance Company*                     7%
                        PO Box 5423
                        Cincinnati, OH 45201-5423

                        Ohio National Life Insurance Company*                         5%
                        C/O Dawn Caine
                        1 Financial Way
                        Cincinnati, OH 45242

 High Yield Portfolio   Hartford Life & Annuity Insurance Company*/2/                40%
                        Separate Account Three
                        Attn: David Ten Broeck
                        PO Box 2999
                        Hartford, CT 06104-2999

                        American General Life Insurance Company*                     13%
                        Attn: Debbie Kerai
                        PO Box 1591
                        Houston, TX 77251-1591

                        Transamerica Life Insurance and Annuity Company*             13%
                        Suite 700
                        401 North Tryon Street
                        Charlotte, NC 28210

                        Integrity Life Insurance Company*                            12%
                        515 West Market Street
                        Louisville, KY 40202


                                                                    Percent of
                                                                    Outstanding
 Portfolio   Name of Beneficial Owner                                 Shares
 ---------   ------------------------                               -----------
             National Integrity Life Insurance Company*                   7%
             515 West Market Street
             Louisville, KY 40202

 Equity      Northbrook Life Insurance Company*/3/                       57%
  Growth     Attn: Financial Control
  Portfolio  300 N. Milwaukee Suite AN2S
             Vernon Hills, IL 60061

             AIG Life Insurance Co*                                      15%
             Sep Acct IV
             1 Alico Plaza
             Wilmington, DE 19801

             American General Life Insurance Company*                    12%
             Attn: Debbie Kerai
             PO Box 1591
             Houston, TX 77251-1591

 Value       AIG Life Insurance Co Sep Acct IV*/4/                       32%
  Portfolio  1 Alico Plaza
             Wilmington, DE 19801

             American General Life Insurance Company*/5/                 26%
             Attn: Debbie Kerai
             PO Box 1591
             Houston, TX 77251-1591

             The Travelers Insurance Company*                            21%
             Sep Acct ABD 2
             One Tower Square
             Hartford, CT 06183

             General American Life Insurance Company*                     9%
             Separate Account Thirty-Four B
             13045 Tesson Ferry Rd.
             St Louis, MO 63128

 Mid Cap     Hartford Life & Annuity Insurance Co*/2/                    33%
  Value      Separate Account Three
  Portfolio  Attn: David Ten Broeck
             PO Box 2999
             Hartford, CT 06104-2999

             American General Life Insurance Company*                    22%
             Attn: Debbie Kerai
             PO Box 1591
             Houston, TX 77251-1591

             Northbrook Life Insurance Company*                          16%
             Attn: Financial Control
             300 N. Milwaukee Suite AN2S
             Vernon Hills, IL 60061

             The Travelers Insurance Company*                            15%
             Sep Acct ABD 2
             One Tower Square
             Hartford, CT 06183

 Mid Cap     Nationwide Life Insurance Company*/6/                       44%
  Growth     C/O IPO Portfolio Accounting
  Portfolio  PO Box 182029
             Columbus, OH 43218-2029

             The Travelers Insurance Company*                            21%
             Sep Acct ABD 2
             One Tower Square
             Hartford, CT 06183


                                                                      Percent of
                                                                      Outstanding
  Portfolio    Name of Beneficial Owner                                 Shares
  ---------    ------------------------                               -----------
               Lincoln Benefit Life Insurance Company*                     12%
               Nebraska Service Center
               2940 South 84th Street
               Lincoln, NE 68506

               ICMG HL Omniflex Life*                                      10%
               Separate Account
               Attn: Carol Lewis
               P.O. Box 2999
               Hartford, CT 06104-2999

               Nationwide Life Insurance Company*                           9%
               C/O IPO Portfolio Accounting
               PO Box 182029
               Columbus, OH 43218-2029

U.S. Real      Nationwide Life Insurance Company*/6/                       43%
 Estate        NWVA-11
 Portfolio     C/O IPO Portfolio Accounting
               P.O. Box 182029
               Columbus, OH 43218-2029

               Nationwide Life Insurance Company*/6/                       25%
               C/O IPO Portfolio Accounting
               P.O. Box 182029
               Columbus, OH 43218-2029

               Northbrook Life Insurance Company*                           6%
               Attn: Financial Control
               300 N. Milwaukee Suite AN2S
               Vernon Hills, IL 60061

Global Value   Fidelity Investments Life Insurance Company*/7/             38%
 Equity        82 Devonshire Street R27A
 Portfolio     Boston, MA 02109

               The Travelers Insurance Company*                            17%
               Sep Acct ABD 2
               One Tower Square
               Hartford, CT 06183

               Ameritas Variable Life Insurance Company*                   17%
               Attn: Mary Anne Spearman
               PO Box 82550
               Lincoln, NE 68501-2550

               American General Life Insurance Company*                    14%
               Attn: Debbie Kerai
               PO Box 1591
               Houston, TX 77251-1591

               Ameritas Variable Life Insurance Company*                    5%
               Separate Account V
               Attn: Mary Anne Spearman
               PO Box 82550
               Lincoln, NE 68501-2550

International  Northbrook Life Insurance Company*/3/                       31%
Magnum         Attn: Financial Control
Portfolio      300 N. Milwaukee Suite AN2S
               Vernon Hills, IL 60061

               Fidelity Investments Life Insurance Company*                17%
               82 Devonshire Street R27A
               Boston, MA 02109


                                                                  Percent of
                                                                  Outstanding
Portfolio  Name of Beneficial Owner                                 Shares
---------  ------------------------                               -----------
           General American Life Insurance Company*                    16%
           Separate Account Thirty-Four B
           13045 Tesson Ferry Rd.
           St Louis, MO 63128

           American General Life Insurance Company*                    12%
           Attn: Debbie Kerai
           PO Box 1591
           Houston, TX 77251-1591

           Ameritas Variable Life Insurance Company*                   10%
           Attn: Mary Anne Spearman
           PO Box 82550
           Lincoln, NE 68501-2550

Emerging   New York Life Insurance Company*/8/                         30%
Markets    Attn: Chuck McCarthy
Equity     300 Interpace Parkway
Portfolio  Parsippany, NJ 07054

           Fidelity Investments Life Insurance Company*                21%
           82 Devonshire Street R27A
           Boston, MA 02109
           Northbrook Life Insurance Company*                          12%
           Attn: Financial Control
           300 N. Milwaukee Suite AN2S
           Vernon Hills, IL 60061

Asian      Ameritas Variable Life Insurance Co.*/9/                    40%
Equity     Attn: Mary Anne Spearman
Portfolio  PO Box 82550
           Lincoln, NE 68501-2550

           Integrity Life Insurance Company*/10/                       27%
           515 West Market Street
           Louisville, KY 40202

           National Integrity Life Insurance Company*                  13%
           515 West Market Street
           Louisville, KY 40202

           American General Life Insurance Company*                    12%
           Attn: Debbie Kerai
           PO Box 1591
           Houston, TX 77251-1591

           Ameritas Variable Life Insurance Co.*                        8%
           Separate Account V
           Attn: Mary Anne Spearman
           PO Box 82550
           Lincoln, NE 68501-2550

Emerging   Nationwide Life Insurance Company*/6/                       32%
Markets    C/O IPO Portfolio Accounting
Debt       PO Box 182029
Portfolio  Columbus, OH 43218-2029

           Nationwide Life Insurance Company*                          21%
           NWVA-II
           C/O IPO Portfolio Accounting
           PO Box 182029
           Columbus, OH 43218-2029

           Fidelity Investments Life Insurance Company*                17%
           82 Devonshire Street R27A
           Boston, MA 02109


                                                                  Percent of
                                                                  Outstanding
  Portfolio    Name of Beneficial Owner                             Shares
  ---------    ------------------------                           -----------
               Hartford Life & Annuity Insurance Company*               7%
               Separate Account Three
               Attn: David Ten Broeck
               PO Box 2999
               Hartford, CT 06104-2999

               Morgan Stanley Dean Witter & Co.                         6%
               Attn: Karen Terry
               1221 Avenue of the Americas
               New York, NY 10020

Money Market   AIG Life Insurance Company*/4/                          95%
 Portfolio     Sep Acct IV
               1 Alico Plaza
               Wilmington, DE 19801

Active         Morgan Stanley Dean Witter & Co./10/                    64%
International  Attn: Karen Terry
Allocation     1221 Avenue of the Americas
Portfolio      New York, NY 10020

               Hartford Life & Annuity Insurance Company*              23%
               Separate Account Three
               Attn: David Ten Broeck
               PO Box 2999
               Hartford, CT 06104-2999

               The Travelers Insurance Company*                        10%
               Sep Acct ABD 2
               One Tower Square
               Hartford, CT 06183

Technology     Phoenix Home Life Insurance Company*/11/                44%
 Portfolio     101 Munson Street
               Greenfield, MA 01301

               Phoenix Home Life Variable Insurance Company*/12/       31%
               101 Munson Street
               Greenfield, MA 01301

               The Travelers Insurance Company*                        12%
               Sep Acct ABD 2
               One Tower Square
               Hartford, CT 06183

               Kemper Investors Life Insurance Company*--Series I       8%
               Tower 1 17th Floor
               1400 American Way
               Schaumburg, IL 60173

-------

* Shares of the Portfolio are sold to insurance companies for their variable annuity contracts and variable life insurance policies.

1 Allmerica Financial Life Insurance & Annuity Company's state of incorporation is Massachusetts.
2 Hartford Life & Annuity Insurance Company's parent company is The Hartford
  Financial Services Group and its state of incorporation is Connecticut.
3 Northbrook Life Insurance Company's parent company is Allstate Life Insurance
  Company and its state of incorporation is Arizona.

4 AIG Life Insurance Company's parent company is American International Group and its state of incorporation is Delaware.

5 American General Life Insurance Company's parent company is American General
  Corporation and its state of incorporation is Texas.

6 Nationwide Life Insurance Company's parent company is Nationwide Financial
  Services, Inc. and its state of incorporation is Ohio.

7 Fidelity Investments Life Insurance Company's parent company is FMR
  Corporation and its state of incorporation is Utah.

8 New York Life Insurance and Annuity Corporation's parent company is New York
  Life Insurance Company and its state of incorporation is Delaware.

9 Ameritas Variable Life Insurance Company's direct parent company is AMAL
  Corporation whose direct parent company is Amerus Life Insurance Company. The direct parent company of Amerus Life Insurance Company is Amerus Life Holdings, Inc. whose direct parent company is Amerus Group Co. The direct parent company of Amerus Group Co. is American Mutual Holding Company. The state of Incorporation of Ameritas Variable Life Insurance Company is Nebraska.

10 Integrity Life Insurance Company's direct parent company is Integrity
   Holdings, Inc. whose direct parent company is ARM Financial Group, Inc. The state of incorporation of Integrity Life Insurance Company is Ohio.

10 Morgan Stanley Dean Witter & Co.'s state of incorporation is Delaware.

11 Phoenix Home Life Insurance Company's parent company is Phoenix Home Life
   Mutual Insurance Company and its state of incorporation is Connecticut.

12 Phoenix Home Life Variable Insurance Company's parent company is Phoenix
   Home Life Mutual Insurance Company and its state of incorporation is Connecticut.

Net Asset Value for the Money Market Portfolio

The Money Market Portfolio seeks to maintain a stable NAV per share of $1.00. The Portfolio uses the amortized cost method of valuing its securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of the Portfolio's per share NAV at $1.00 is based on the Portfolio's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, the Money Market Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the SEC.

The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the NAV per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a NAV per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Directors.

In the event of a deviation of over 1/2 of 1% between the Portfolio's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a NAV per share as determined by using available market quotations.

The Money Market Portfolio values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the NAV per share of the Portfolio will ordinarily remain at $1.00, but the Portfolio's daily dividends will vary in amount. Net realized gains, if any, will normally be declared and paid monthly.

Portfolio Transactions

The policy of the Fund regarding purchase and sales of securities for its Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisers from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisers rely upon their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement the Fund's policies, the Advisers effect transactions with those brokers and dealers who the Advisers believe provide the most favorable prices and are capable of providing efficient executions. If the Advisers believe such prices and executions are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or Advisers. The Advisers may pay broker-dealers (other than their affiliates) higher commissions than another broker-dealer may have charged on the Fund's brokerage transactions in recognition of research services. During the fiscal year ended December 31, 2000, the Fund directed transactions of $1,131,851,888 and paid related commissions of $2,326,808 to brokers because of research services provided. Such services may include, but are not limited to, any one or more of the following: reports on industries and companies, economic analyses and review of business conditions, portfolio strategy, analytic computer software, account performance services, computer terminal and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities, availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of such transactions.

The information and services received by the Advisers from brokers and dealers may be of benefit to them in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisers and thereby reduce their expenses, it is of indeterminable value and the advisory fees paid to an Adviser is not reduced by any amount that may be attributable to the value of such services.

In over-the-counter transactions, orders are placed directly with a principal market-maker and such purchases normally include a mark-up over the bid to the broker-dealer based on the spread between the bid and the asked price for the security.

Portfolio securities will not be purchased from, or through, or sold to or through, the Advisers or Morgan Stanley & Co. or any of their affiliates when such entities are acting as principals, except to the extent permitted by law.

Brokerage Fees

The following table shows the brokerage commissions paid by the Portfolios to Morgan Stanley & Co. and its affiliates for the fiscal year ended December 31, 2000. The Portfolios did not employ Morgan Stanley DW Inc., an affiliate of the Fund, as a broker-dealer for the fiscal year ended December 31, 2000 and, therefore, did not pay them any brokerage commissions.

                                Brokerage Commissions Paid During
                               Fiscal Year Ended December 31, 2000
                         ------------------------------------------------
                                     Commissions Paid to Morgan Stanley &
                                                     Co.
                                     ------------------------------------
                                                              Percent of
                            Total                Percent of     Total
                         Commissions    Total       Total      Brokered
   Portfolio*               Paid     Commissions Commissions Transactions
   ----------            ----------- ----------- ----------- ------------
Asian Equity             $  123,744   $ 31,717      25.63%      26.49%
Emerging Markets Equity   1,272,755     38,934       3.06        3.42
Global Value Equity          89,793      6,871       7.05        7.65
International Magnum        102,560      3,473       3.39        1.83
Value                        79,887      7,302       9.14        7.05
Mid Cap Value               241,571      2,501       1.03        1.04

-------

* The Emerging Markets Debt, U.S. Real Estate, Mid Cap Growth, High Yield, Fixed Income, Money Market, Equity Growth, Technology and Active International Portfolios did not pay any commissions to affiliated brokers for the fiscal year ended December 31, 2000. The Latin American, Balanced, Core Equity, International Fixed Income, Multi-Asset-Class, Targeted Duration and Investment Grade Fixed Income Portfolios were not operational in the fiscal year ended December 31, 2000, and consequently, no brokerage fees were paid by these Portfolios.

The following table shows the brokerage commissions paid by the Portfolios to Morgan Stanley & Co. and its affiliates for the fiscal years ended December 31, 1999.

                                Brokerage Commissions Paid During
                               Fiscal Year Ended December 31, 1999
                         ------------------------------------------------
                                     Commissions Paid to Morgan Stanley &
                                                     Co.
                                     ------------------------------------
                                                              Percent of
                            Total                Percent of     Total
                         Commissions    Total       Total      Brokered
   Portfolio*               Paid     Commissions Commissions Transactions
   ----------            ----------- ----------- ----------- ------------
U.S. Real Estate         $ 33,927.00 $    23.00      0.07%       0.09%
Equity Growth             133,361.00  21,661.00     16.24       17.61
Global Value Equity        73,587.00   7,718.00     10.49        4.23
International Magnum      128,375.00   5,965.00      4.65        4.33
Emerging Markets Equity   766,956.00  67,726.00      8.83        7.62
Technology                  1,656.00     563.00     33.98       21.08
Asian Equity              239,385.00  67,749.00     28.30       27.83

-------
* The Emerging Markets Debt, Value, Mid Cap Value, High Yield and Fixed Income Portfolios did not pay any commissions to affiliated brokers for the fiscal year ended December 31, 1999. The Money Market Portfolio did not pay any commissions to affiliated brokers for the period January 5, 1999 to December 31, 1999. The Active International Allocation Portfolio did not pay any commissions to affiliated brokers for the period September 20, 1999 to December 31, 1999. The Mid Cap Growth Portfolio did not pay any commissions to affiliated brokers for the period October 18, 1999 to December 31, 1999. The Latin American, Balanced, Core Equity, International Fixed Income, Multi-Asset-Class, Targeted Duration and Investment Grade Fixed Income Portfolios were not operational in the fiscal year ended December 31, 1999 and consequently no brokerage fees were paid by these Portfolios.

The following table shows the brokerage commissions paid by the Portfolios to Morgan Stanley & Co. and its affiliates for the fiscal year ended December 31, 1998.

                                Brokerage Commissions Paid During
                               Fiscal Year Ended December 31, 1998
                         ------------------------------------------------
                                     Commissions Paid to Morgan Stanley &
                                                     Co.
                                     ------------------------------------
                                                              Percent of
                            Total                Percent of     Total
                         Commissions    Total       Total      Brokered
   Portfolio*               Paid     Commissions Commissions Transactions
   ----------            ----------- ----------- ----------- ------------
Global Value Equity      $ 90,498.00 $11,900.00     13.15%      13.95%
International Magnum       92,226.00   8,842.00      9.58        9.01
Emerging Markets Equity   221,754.00   8,780.00      3.96        3.19
Asian Equity              106,953.00   3,438.00      3.21        4.05

-------
* The Fixed Income, High Yield, Equity Growth, Value, Mid Cap Value, U.S. Real Estate and Emerging Markets Debt Portfolios did not pay any commissions to affiliated brokers for the fiscal year ended December 31, 1998. The Money Market, Latin American, Active International Allocation, Technology, Balanced, Core Equity, International Fixed Income, Mid Cap Growth, Multi-Asset-Class, Targeted Duration and Investment Grade Fixed Income Portfolios were not operational in the fiscal year ended December 31, 1998, and consequently, no brokerage fees were paid by these Portfolios.


Directed Brokerage. During the fiscal year ended December 31, 2000, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:

                            Brokerage Commissions in     Aggregate Dollar Amount of
                            Connection with Research    Transactions for Which Such
                          Services Provided for Fiscal   Commissions were Paid for
                            Year Ended December 31,    Fiscal Year Ended December 31,
    Portfolio                         2000                          2000
    ---------             ---------------------------- ------------------------------
Value Portfolio                    $   76,575                   $ 41,697,268
Emerging Markets Equity
 Portfolio                          1,265,748                    395,917,043
Equity Growth Portfolio               210,050                    207,320,134
Global Value Equity
 Portfolio                             87,189                     51,581,833
International Magnum
 Portfolio                            101,972                     71,866,323
Mid Cap Growth Portfolio               21,056                     26,341,554
Mid Cap Value Portfolio               231,715                    150,689,827
Technology Portfolio                   52,038                     52,224,192
Active International
 Allocation Portfolio                   7,780                     14,860,726
U.S. Real Estate
 Portfolio                            150,946                     77,917,859
Asian Equity Portfolio                121,739                     41,435,129

Regular Broker-Dealers. The Funds's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commission from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 2000, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:

                                                       Value of Portfolio Holding
Portfolio                Regular Broker-Dealer          as of December 31, 2000
---------                ---------------------         --------------------------
Fixed Income                 Goldman Sachs                    $462,074.36
                             Lehman Bros.                      152,286.25
                             Merrill Lynch                     131,752.51

Global Value Equity          Merrill Lynch                     286,387.50

Portfolio Turnover

The Portfolios (except for the Technology Portfolio) generally do not invest for short-term trading purposes; however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs.

Performance Information

Performance figures for the Portfolios may be quoted from time to time to illustrate their past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be quoted but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

Total Return

Total return on an investment in the Portfolios may be advertised from time to time. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

These total returns are calculated according to the following formula:

P(1 + T)n = ERV

where:
P  = a hypothetical initial payment of $1,000
T  = average annual total return
n  = number of years
ERV= ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or
     10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Performance Chart

The following table shows the total return numbers for the one year ended December 31, 2000 and the average annual total return since inception for each of the Portfolios.*

                                            Average
                                             Annual     Average
                                             Total       Annual
                                           Return One    Total
                                 Inception Year ended Return Since
Name of Portfolio*                 Date     12/31/00   Inception
------------------               --------- ---------- ------------
Emerging Markets Equity          10/01/96    -39.21%      -2.80%
Equity Growth                     1/02/97    -11.75%      18.23%
Fixed Income                      1/02/97     11.08%       6.71%
Global Value Equity               1/02/97     11.46%      12.13%
High Yield                        1/02/97    -10.59%       3.32%
International Magnum              1/02/97    -12.45%       6.41%
Mid Cap Value                     1/02/97     10.75%      21.45%
Value                             1/02/97     24.95%       9.80%
Asian Equity                       3/3/97    -44.38%     -15.33%
U.S. Real Estate                  3/03/97     29.27%       7.92%
Emerging Markets Debt             6/16/97     11.39%       1.11%
Money Market                      1/05/99      6.01%       5.36%
Active International Allocation   9/20/99    -13.98%       1.00%
Mid Cap Growth                   10/18/99     -7.33%      23.00%
Technology                       11/30/99    -23.49%      -4.61%

-------

 * Latin American, Balanced, Core Equity, International Fixed Income, Multi-Asset-Class, Targeted Duration and Investment Grade Fixed Income Portfolios were not operational in the fiscal year ended December 31, 2000. Consequently, total return numbers are not available.

Calculation of Yield For Non-Money Market Fixed Income Portfolios

Portfolio yield may be advertised from time to time.

Current yield reflects the income per share earned by a Portfolio's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

Yield is obtained using the following formula:
    Yield = 2[(a - b + 1)/6/ - 1]
                 -----
                  cd
where:
a= dividends and interest earned during the period b= expenses accrued for the period (net of reimbursements) c= the average daily number of shares outstanding during the period that were entitled to receive income distributions d= the maximum offering price per share on the last day of the period.

The respective current yields for certain of the Fund's Portfolios for the 30-day period ended December 31, 2000 were as follows:

Portfolio Name         30-Day Yield
--------------         ------------
Emerging Markets Debt     11.45%
Fixed Income               6.44%
High Yield                15.43%

Calculation of Yield For The Money Market Portfolio

The current yield of the Money Market Portfolio is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing NAV and calculating yield.

The current yield and effective yield for the Money Market Portfolio was 6.05% and 6.24%, respectively.

Comparisons

To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Portfolios and that the indices and averages are generally unmanaged and do not reflect the deduction of any fees or expenses. In addition, there can be no assurance that the relative performance of the Fund to such averages and indices will continue.

General Performance Information

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing NAV and determining performance.

From time to time, the investment performance of a Portfolio may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, Morningstar, Inc. may be quoted in advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Performance of these capital markets may be used in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

Advertisements may include charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a

Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives.

Advertisements may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). In addition, advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by MSDW Investment Management and MAS; and the portfolio managers' goals, strategies and investment techniques.

Advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign or the global economy and the U.S., a foreign, or the global economy as a whole, and the effects of inflation. Discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries, may be included in advertisements. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of MSDW Investment Management and MAS as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

The Portfolios' advertisements may quote various measures of volatility and benchmark correlation and the measures may be compared to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Portfolios may also advertise their current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolios may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

General Information

Fund History

The Fund was incorporated pursuant to the laws of the State of Maryland on March 26, 1996 under the name Morgan Stanley Universal Funds, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act and commenced operations on September 16, 1996. On December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Universal Funds, Inc. Effective May 1, 2000, the Fund changed its name to The Universal Institutional Funds, Inc.

Description of Shares and Voting Rights

The Fund's Articles of Incorporation permit the Directors to issue 11.5 billion shares of common stock, par value $.001 per share, from an unlimited number of classes ("Portfolios") of shares. Currently the Fund consists of shares of 22 Portfolios.

The shares of each Portfolio of the Fund, upon issuance, are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

Dividends and Capital Gains Distributions

The Fund's policy is to distribute, at least annually substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that are intended to eliminate income (including taxable gains) taxes imposed on the distributing Portfolio (see discussion under "Taxes" in this SAI). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted. Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution.

Custody Arrangements

Chase serves as the Custodian of the assets of the Portfolios. Chase is not an affiliate of either of the Advisers or the Distributor. In maintaining custody of foreign assets held outside the United States, Chase employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.

In the selection of foreign sub-custodians, the Directors or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

Other Information

The Advisers may make payments from their own resources to insurance companies which offer the Portfolios to defray certain expenses the insurance companies incur administering the accounts of the contract owners.

Independent Auditors

Effective June 15, 2000, Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as independent auditors for the Fund and audits the annual financial statements of each Portfolio. Prior to June 15, 2000, PricewaterhouseCoopers LLP served as the Portfolios' independent accountants. PricewaterhouseCoopers LLP voluntarily resigned as the Portfolios' independent accountants.

Legal Matters

Morgan, Lewis & Bockius LLP serves as legal counsel to the Fund.

Description of Ratings

Description of Commercial Paper Ratings

Description of Moody's Ratings of State and Municipal Notes: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-l--best quality, enjoying strong protection from established cash flows of funds for theirservicing or from established broad-based access to the market for refinancing, or both; MIG-2--high quality with margins of protection ample although not so large as in the preceding group; MIG-3--favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

Description of Moody's Highest Commercial Paper Rating: Prime-1 ("P1")--Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

Excerpt From S&P's Rating of Municipal Note Issues: SP-1+ --very strong capacity to pay principal and interest; SP-2--strong capacity to pay principal and interest.

Description of S&P's Highest Commercial Paper Ratings: A-1+ --this designation indicates the degree of safety regarding timely payment is overwhelming. A-1-- this designation indicates the degree of safety regarding timely payment is very strong.

Description of Moody's Corporate Bond Ratings:

AAA--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured.

Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C--Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings:

AAA--Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC--Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

C--The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Financial Statements

The Fund's financial statements for the fiscal year ended December 31, 2000, including the notes thereto and the report of Ernst & Young LLP, are herein incorporated by reference from the Fund's Annual Report to Shareholders. A copy of the Fund's Annual Report must accompany the delivery of this SAI.

PART C.  OTHER INFORMATION

Item 23.  Exhibits

         (a) (1)    Articles of Incorporation are incorporated by reference to
                    Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-002517) on May 1, 1996.

             (2) Articles of Amendment to Articles of Incorporation (changing "Growth Portfolio" to "Equity Growth Portfolio") are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-97-004685) on June 24, 1997.

             (3) Articles Supplementary to Articles of Incorporation (adding Latin American Portfolio and increasing number of authorized shares) are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-00610) on April 15, 1998.

             (4) Articles of Amendment to Articles of Incorporation (changing name of the Fund and one of the investment advisers) are incorporated by reference to Exhibit a(4) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

             (5) Articles Supplementary to Articles of Incorporation (adding Active International Allocation Portfolio) are incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession
                    No. 0001036050-99-001484) on July 16, 1999.

             (6) Articles Supplementary to Articles of Incorporation (adding Technology and Targeted Duration Portfolios) are incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.


             (7) Articles of Amendment to Articles of Incorporation (changing name of the Fund) are incorporated by refernece to Exhibit
                    (a)(7) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-00805) on May 4, 2000.

             (8) Articles Supplementary to Articles of Incorporation (adding Investment Grade Fixed Income Portfolio) are filed herewith.

             (9) Articles of Amendment to Articles of Incorporation (changing "Global Equity Portfolio" to "Global Value Equity Portfolio") are filed herewith.



         (b) By-laws are incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-
             7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-002517) on May 1, 1996.

         (c) Not applicable.

         (d) (1) Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. ("MSAM") with respect to the Money Market, Emerging Markets Debt, Equity Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000074) on January 28, 1998.

             (2) Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP ("MAS") with respect to the Fixed Income, High Yield, International Fixed Income, Balanced, Multi-Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value Portfolios is incorporated by reference to Exhibit d(2) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.


             (3) Supplement to Investment Advisory Agreement (adding Latin American Portfolio) is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the

                    Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

             (4) Supplement to Investment Advisory Agreement (adding Active International Allocation Portfolio) is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-001484) on July 16, 1999.

             (5) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Dean Witter Investment Management Inc. (adding Technology Portfolio) is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

             (6) Supplement to Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP (adding Targeted Duration Portfolio) is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

             (7) Sub-Advisory Agreement (relating to the Money Market Portfolio) between the Registrant and Morgan Stanley Dean Witter Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

             (8) Supplement to Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP (adding Investment Grade Fixed Income Portfolio) is filed herewith.


         (e) Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

         (f) Not applicable.

         (g) (1) Domestic Mutual Fund Custody Agreement between Registrant and Chase Manhattan Bank, N.A. is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.


             (2) International Custody Agreement between the Registrant and Morgan Stanley Trust Company (as assumed by The Chase Manhattan Bank) is incorporated by reference to Exhibit
                    (g)(2) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

         (h) (1) Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. is incorporated by reference to Exhibit h(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

             (2) Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit h(2) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

             (3) Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and Chase Global Funds Services Company is incorporated by reference to Exhibit h(3) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

             (4) Sub-Administration Agreement between Miller Anderson & Sherrerd, LLP and Chase Global Funds Services Company is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

         (i) Opinion of Counsel is filed herewith.

         (j) Consent of Ernst & Young LLP is filed herewith.

         (k) Not applicable.

         (l) Not applicable.

         (m) Not applicable.

         (n) Not applicable.

         (o) Not applicable.

         (p)(1) Code of Ethics of the Fund is filed herewith.

         (p)(2) Code of Ethics of the Advisers and Distributor is filed herewith.



         (q) Powers of Attorney are filed herewith.

----------------------------

Item 24. Persons Controlled by or Under Common Control with Registrant

         Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

         As of March 31, 2001 Morgan Stanley Dean Witter & Co. ("Morgan Stanley"), a Delaware corporation located at 1585 Broadway, New York, New York 10036, owned of record 64% of the outstanding voting securities of the Active International Allocation Portfolio. Morgan Stanley will vote shares of the Portfolios that it owns in the same proportion as shares of the Portfolios are voted by insurance companies. Insurance companies vote shares of the Portfolios held in their separate accounts in accordance with voting instructions of their variable annuity contract and variable life insurance policy owners. Accordingly, Morgan Stanley is not viewed as in control of the Portfolios and therefore Morgan Stanley's affiliates are not viewed as under common control with the Portfolios.

Item 25. Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

         Reference is made to Article SEVEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

         Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

         Reference is made to the caption "Investment Advisers" in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and "Management of the Fund" in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

Morgan Stanley
Investment Management Inc.
("Morgan Stanley Investment Management")

    Listed below are the officers and Directors of MSDW Investment
Management:


 NAME AND POSITION WITH MSDW
  INVESTMENT MANAGEMENT INC.          NAME OF OTHER COMPANY                    POSITION WITH OTHER COMPANY
  --------------------------          ---------------------                    ---------------------------
Barton Michael Biggs
Chairman, Director and Managing
Director

Richard Brown Worley,
President, Director
and Managing Director

Mitchell M. Merin                     Morgan Stanley Dean Witter               President, Chief Executive
Director                              Advisors Inc.                            Officer and Director

                                      Morgan Stanley Dean Witter &             President and Chief Operating
                                      Co.                                      Officer of Asset Management

                                      Morgan Stanley Dean Witter               Chairman, Chief Executive
                                      Distributors Inc. and Morgan             Officer and Director
                                      Stanley Dean Witter Trust FSB

                                      Morgan Stanley                           President, Chief Executive
                                      Services Company Inc.                    Officer and Director

                                      Morgan Stanley Funds                     President

                                      Morgan Stanley DW Inc.                   Executive Vice President and
                                                                               Director

                                      Various MSDW                             Director
                                      Subsidiaries

                                      Various Van Kampen investment            Trustee
                                      companies

Joseph J. McAlinden                   Morgan Stanley Dean Witter               Executive Vice President and
Chief Investment Officer              Advisors Inc.                            Chief Investment Officer

                                      Morgan Stanley Funds                     Vice President

                                      MSDW Trust                               Director

Rajesh Kumar Gupta                    Morgan Stanley Dean Witter               Senior Vice President, Director
Chief Adminstrative Officer-          Advisors Inc.                            of the Taxable Fixed Income
Investments                                                                    Group and Chief Adminstrative
                                                                               Officer - Investments

                                      Various Morgan Stanley Funds             Vice President

Arthur Lev
General Counsel, Principal and
Secretary

Donald Patrick Ryan
Chief Compliance Officer and
Principal

Alexander C. Frank
Treasurer

     In addition, Morgan Stanley Investment Management acts as investment adviser or sub-adviser to the following registered investment companies: The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Eastern Europe Fund Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; The Pakistan Investment Fund, Inc.; The Thai Fund, Inc,; The Turkish Investment Fund, Inc,: certain portfolios of The Universal Institutional Funds, Inc.: Morgan Stanley Strategic Adviser Fund,
Inc.: AMR Investment Trust - American AAdvantage Emerging Markets Fund; CIGNA Funds Group -Charter Large Company Stock Growth Mutual Fund; Endeavor Series Trust -Endeavor Asset Allocation Portfolio; Endeavor Series Trust - Endeavor Money Market Portfolio: EQ Advisors Trust - Morgan Stanley Emerging Markets Equity Portfolio; Fifth Third Funds - International Equity Fund: John Hancock Variable Series Trust I - Emerging Markets Equity Portfolio; John Hancock Variable Series Trust I - Real Estate Equity Fund: LSA Variable Series Trust - MSAM Focused Equity Fund; Manufacturers Investment Trust - Global Equity Trust; Morgan Stanley European Growth Fund Inc.; Morgan Stanley Growth Fund: Morgan Stanley International Fund; Morgan Stanley International SmallCap Fund; Morgan Stanley Japan Fund, Inc.: Morgan Stanley Pacific Growth Fund, Inc.: Morgan Stanley Real Estate Fund; Morgan Stanley Select Dimensions Investment Series - The Growth Portfolio; Morgan Stanley Tax-Managed Growth Fund; Morgan Stanley Technology Fund; Morgan Stanley Variable Investments Series -European Growth Portfolio; Morgan Stanley Variable Investment Series - Pacific Growth Portfolio; North American Funds -International Equity Fund; Pacific Select Fund -Real Estate Investment Trust ("REIT") Portfolio; Phoenix Edge Series Fund -Morgan Stanley Focus Equity Series; Principal Partners Aggressive Growth Fund, Inc:
Principal Partners Large Cap Growth Fund I; Principal Partners Mid Cap Blend Fund; Aggressive Growth Account of Principal Variable Contracts Fund, Inc.; Asset Allocation Account of Principal Variable Contracts Fund, Inc.; SEI Institutional International Trust -Emerging Market Equity Portfolio; SunAmerica Series Trust -International Diversified Equities Portfolio; SunAmerica Series Trust -Technology Portfolio; SunAmerica Series Trust - Worldwide High Income Portfolio; Van Kampen Life Investment Trust - Global Equity Portfolio; Van Kampen Real Estate Securities Fund; Can Kampen Tax Managed Equity Growth Fund; certain portfolios of the Van Kampen Series Fund, Inc.

              Miller Anderson & Sherrerd, LLP ("MAS")

     MAS is a Pennsylvania limited liability partnership founded in 1969. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors as well as serving as investment adviser to MAS Funds, a registered investment company. Listed below are Executive Committee Members of MAS.

Name and Position with MAS                  Name of Other Company                    Position with Other Company
--------------------------                  ---------------------                    ---------------------------

Richard Brown Worley                        Morgan Stanley Dean Witter & Co.         Managing Director
  Portfolio Manager                         Morgan Stanley Investment                President
  Executive Committee Member                Management Inc.
                                            MAS Fund Distribution, Inc.              Registered Representative

Thomas Leonard Bennett                      Morgan Stanley Dean Witter & Co.         Managing Director
  Portfolio Manager                         Morgan Stanley Investment                Portfolio Manager
  Executive Committee Member                Mangement Inc.
                                            MAS Funds                                Chairman

Gilbert Schlarbaum                          Morgan Stanley Dean Witter & Co.         Managing Director
  Portfolio Manager                         Morgan Stanley Investment                Portfolio Manager
  Executive Committee Member                Management Inc.


Morgan Stanley Dean Witter Advisors, Inc.

         During the last two fiscal years, no director or officer of Morgan Stanley Dean Witter Advisors, Inc., the Registrant's Investment Sub-Advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27. Principal Underwriters

     (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

         Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for The Universal Institutional Funds, Inc., Morgan Stanley Institutional Fund, Inc. and Morgan Stanley Strategic Adviser Fund, Inc.

     (b) Provide the information with respect to each director, officer or partner of each principal underwriter named in answer to Item 20.


Name and Principal Business            Position and Offices with Principal     Position and Offices with
Address*                               Underwriter                             Registrant
---------------------------            -----------------------------------     -------------------------
Barton M. Biggs                        Director                                Chairman and Director

Bruce D. Fiedorek                      Director and Vice Chairman

Mario Francescatti                     Director

Donald G. Kempf, Jr.                   Director

Robert A. Metzler                      Director

Stephan F. Newhouse                    Director and Vice Chairman

Ralph L. Pellecchio                    General Counsel and Secretary

Joseph R. Perella                      Director

Philip J. Purcell                      Director

John H. Schaefer                       Director

Robert G. Scott                        Director and Chief Financial Officer

John S. Wadsworth, Jr.                 Director

Sir David Alan Walker                  Director

Alexander C. Frank                     Treasurer

Stuart J.M. Breslow                    Chief Compliance Officer


*Morgan Stanley & Co. Incorporated
1585 Broadway
New York, NY  10036

Item 28. Location of Accounts and Records

         State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

         The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, J.P. Morgan Investor Services Co. (formerly, Chase Global Funds Services Company), P.O. Box 2798, Boston, Massachusetts 02208-2798; and the Registrant's custodian banks, including sub-custodians.

Item 29. Management Services

         Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B, disclosing the parties to the contract and the total amount paid and by whom, for the Fund's last three fiscal years.

         Each Adviser, Morgan Stanley Investment Management (Exhibit h(3) to Post-Effective Amendment No. 7) and MAS (Exhibit (h)(4) to Post-Effective Amendment No. 8), respectively have entered into Sub-Administration Agreements with Chase Global Funds Services Companies (now, J.P. Morgan Investor Services Co.) ("J.P. Morgan") (filed as Exhibit Nos. 9(c) and 9(d) to Pre-Effective Amendment No.1 to the Registration Statement) pursuant to which J.P. Morgan will provide fund administration, fund accounting and transfer agency services to specified Portfolios of the Registrant.

Item 30. Undertakings

         In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Fund intends to raise its initial capital under section 14(a)(3)[15U.S.C. 80a-14(a)(3)].

    (a)  Not Applicable.

    (b) Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, upon request and without charge, a copy of the Registrant's annual report to shareholders.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on April 30, 2001

                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

                   By:     /s/ Ronald E. Robinson
                           ---------------------------
                               President

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                         Title(s)                             Date
---------                                         --------                             ----

/s/ Ronald E. Robison                          President                         April 30, 2001
------------------------------------
Ronald E. Robison

*/s/ Barton M. Biggs                           Director (Chairman)               April 30, 2001
------------------------------------
Barton M. Biggs

*/s/ John D. Barrett, II                       Director                          April 30, 2001
------------------------------------
John D. Barrett, II

*/s/ Gerard E. Jones                           Director                          April 30, 2001
------------------------------------
Gerard E. Jones

*/s/ Graham E. Jones                           Director                          April 30, 2001
------------------------------------
Graham E. Jones

*/s/ John A. Levin                             Director                          April 30, 2001
------------------------------------
John A. Levin

*/s/ Andrew McNally, IV                        Director                          April 30, 2001
-----------------------------------
Andrew McNally, IV

*/s/ William G. Morton Jr.                     Director                          April 30, 2001
------------------------------------
William G. Morton Jr.

*/s/ Samuel T. Reeves                          Director                          April 30, 2001
------------------------------------
Samuel T. Reeves

*/s/ Fergus Reid                               Director                          April 30, 2001
------------------------------------
Fergus Reid

*/s/ Frederick O. Robertshaw                   Director                          April 30, 2001
------------------------------------
Frederick O. Robertshaw

/s/ Belinda Anne Brady                         Treasurer                         April 30, 2001
------------------------------------
Belinda Anne Brady


*By:    /s/ Ronald E. Robison
        ----------------------------
        Ronald E. Robison
        Attorney-In-Fact

                                  EXHIBIT INDEX

EDGAR
Exhibit
Number
-------
                               Description
                               -----------
      (a)(1)        Articles of Incorporation are incorporated by reference to
                    Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-002517) on May 1, 1996.

         (2) Articles of Amendment to Articles of Incorporation (changing "Growth Portfolio" to "Equity Growth Portfolio") are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-97-004685) on June 24, 1997.

         (3) Articles Supplementary to Articles of Incorporation (adding Latin American Portfolio and increasing number of authorized shares) are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-00610) on April 15, 1998.

         (4) Articles of Amendment to Articles of Incorporation (changing name of the Fund and one of the investment advisers) are incorporated by reference to Exhibit a(4) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

         (5) Articles Supplementary to Articles of Incorporation (adding Active International Allocation Portfolio) are incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-001484) on July 16, 1999.

         (6) Articles Supplementary to Articles of Incorporation (adding Technology and Targeted Duration Portfolios) are incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

         (7) Articles of Amendment to Articles of Incorporation (changing name of Fund) are incorporated by reference to Exhibit
                    (a)(7) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000805) on May 4, 2000.

EX-99    (8)        Articles Supplementary to Articles of Incorporation (adding
                    Investment Grade Fixed Income Portfolio) are filed herewith.


EX-99    (9)        Articles of Amendment to Articles of Incorporation (changing
                    Global Equity Portfolio to Global Value Equity Portfolio) are filed herewith.

      (b) By-laws are incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-002517) on May 1, 1996.

      (c) Not applicable.

      (d)(1) Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. ("MSAM") with respect to the Money Market, Emerging Markets Debt, Equity Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000074) on January 28, 1998.

         (2) Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP ("MAS") with respect to the Fixed Income, High Yield, International Fixed Income, Balanced, Multi-Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value Portfolios is incorporated by reference to

                    Exhibit d(2) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                    0001036050-99-000128) on January 29, 1999.

         (3) Supplement to Investment Advisory Agreement (adding Latin American Portfolio) is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

         (4) Supplement to Investment Advisory Agreement (adding Active International Allocation Portfolio) is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-001484) on July 16, 1999.

         (5) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Dean Witter Investment Management Inc. (adding Technology Portfolio) is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.


         (6) Supplement to Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP (adding Targeted Duration Portfolio) is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

         (7) Sub-Advisory Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

EX-99    (8)        Supplement to Investment Advisory Agreement between
                    Registrant and Miller Anderson & Sherrerd, LLP (adding
                    Investment Grade Fixed Income Portfolio) is filed herewith.


      (e) Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

      (f) Not applicable.

      (g)(1) Domestic Mutual Fund Custody Agreement between Registrant and Chase Manhattan Bank, N.A. is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

          (2) International Custody Agreement between the Registrant and Morgan Stanley Trust Company (as assumed by The Chase Manhattan Bank) is incorporated by reference to Exhibit
                   (g)(2) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

      (h)(1) Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. is incorporated by reference to Exhibit h(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

         (2) Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit h(2) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

         (3) Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and Chase Global Funds Services Company is incorporated by reference to Exhibit h(4) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as
                   filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

         (4) Sub-Administration Agreement between Miller Anderson & Sherrerd, LLP and Chase Global Funds Services Company is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

Ex-99 (i) Opinion of Counsel is filed herewith.

Ex-99 (j) Consent of Ernst & Young LLP is filed herewith.

      (k) Not applicable.

      (l) Not applicable.

      (m) Not applicable.

      (n) Not applicable.

      (o) Not applicable.

      (p)(1) Code of Ethics of the Fund is filed herewith.

      (p)(2) Code of Ethics of the Advisers and Distributor is filed herewith.

Ex-99 (q) Powers of Attorney are filed herewith.